Schedule of Investments
November 30, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–107.13%
Alabama–1.78%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$8,950	$8,531,234
Black Belt Energy Gas District (Gas);
Series 2025 B, RB	5.00%	10/01/2035	20,000	20,723,304
Series 2025 C, RB(a)(b)	5.50%	08/01/2034	8,800	9,335,855
Black Belt Energy Gas District (The) (Gas); Series 2022 F, RB(b)	5.50%	12/01/2028	4,000	4,229,450
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(c)	5.75%	10/01/2049	10,250	10,392,504
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 03/25/2020; Cost $945,200)(d)(e)	5.50%	01/01/2028	1,390	992,113
Series 2007, RB (Acquired 04/27/2007-03/25/2019; Cost $18,675,698)(d)(e)	5.50%	01/01/2043	21,290	15,195,737
Series 2008 A, RB (Acquired 06/30/2008-11/12/2009; Cost $4,404,879)(d)(e)	6.88%	01/01/2043	4,470	3,190,462
Series 2011 A, RB (Acquired 09/20/2011; Cost $2,561,987)(d)(e)	7.50%	01/01/2047	2,600	1,855,750
Series 2012 A, RB (Acquired 11/07/2012; Cost $6,575,000)(d)(e)	5.63%	01/01/2042	6,575	4,692,906
Jefferson (County of), AL;
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	10,000	10,401,710
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	5,000	5,270,200
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC);
Series 2024, RB(c)	5.00%	06/01/2054	8,900	8,644,564
Series 2024, RB(c)	4.75%	12/01/2054	17,155	16,031,639
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(a)	5.25%	05/01/2044	5,100	5,113,635
				124,601,063
Arizona–3.02%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2019, RB(a)	5.00%	07/01/2039	1,000	1,001,819
Series 2022, RB(a)	5.25%	07/01/2052	500	470,327
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation); Series 2017, Ref. RB(a)	6.00%	07/01/2047	15,000	15,237,515
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(a)	5.13%	07/01/2037	1,180	1,182,646
Series 2017 D, Ref. RB(a)	5.00%	07/01/2051	3,300	3,027,712
Series 2017 G, Ref. RB(a)	5.00%	07/01/2051	1,000	917,489
Arizona (State of) Industrial Development Authority (Benjamin Franklin Charter School);
Series 2023, RB(a)	5.00%	07/01/2043	1,000	974,066
Series 2023, RB(a)	5.25%	07/01/2053	1,000	941,066
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(a)	5.70%	07/01/2047	9,730	9,751,562
Series 2016, RB(a)	5.80%	07/01/2052	4,920	4,929,625
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence);
Series 2019 A, RB(a)	5.00%	07/01/2039	1,000	993,854
Series 2019 A, RB(a)	5.00%	07/01/2049	4,000	3,631,696
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(a)	5.00%	07/01/2039	2,635	2,621,362
Series 2019, RB(a)	5.00%	07/01/2049	2,000	1,832,780
Series 2019, RB(a)	5.00%	07/01/2054	6,210	5,596,063
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(a)	5.00%	06/01/2031	4,905	4,967,911
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(a)	5.25%	12/15/2038	1,015	1,018,628
Series 2018 A, RB(a)	5.50%	12/15/2048	3,265	3,176,973
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital); Series 2020 A, RB	4.00%	02/01/2050	15,285	13,603,482
Glendale (City of), AZ Industrial Development Authority (Sun Health Services); Series 2019 A, Ref. RB	5.00%	11/15/2048	9,350	9,261,026
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	$1,010	$961,876
Series 2017, Ref. RB	5.00%	11/15/2036	2,845	2,427,136
Series 2017, Ref. RB	5.00%	11/15/2040	4,985	4,048,620
Series 2017, Ref. RB	5.00%	11/15/2045	4,695	3,516,667
Series 2018, RB	5.00%	11/15/2053	5,970	4,181,987
La Paz (County of), AZ Industrial Development Authority (Kilgore); Series 2025, RB(a)(f)	0.00%	12/15/2034	6,950	3,791,465
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(a)(c)	4.00%	10/15/2047	15,700	13,363,959
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(a)	5.00%	07/01/2054	950	907,011
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(a)	5.00%	07/01/2036	2,475	2,479,332
Series 2016, Ref. RB(a)	5.00%	07/01/2047	3,775	3,462,171
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(a)	6.00%	07/01/2043	1,885	1,885,115
Series 2023, RB(a)	6.25%	07/01/2053	1,900	1,854,782
Series 2023, RB(a)	6.38%	07/01/2058	1,250	1,225,679
Phoenix (City of), AZ Industrial Development Authority (Basis Schools) (The);
Series 2015, Ref. RB(a)	5.00%	07/01/2045	4,015	3,821,952
Series 2016 A, Ref. RB(a)	5.00%	07/01/2046	2,875	2,711,776
Series 2016 A, Ref. RB(a)	5.00%	07/01/2046	1,500	1,414,839
Phoenix (City of), AZ Industrial Development Authority (The) (Legacy Traditional Schools); Series 2015, Ref. RB(a)	5.00%	07/01/2045	1,845	1,801,306
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(a)	9.50%	04/01/2052	7,900	6,958,641
Pima (County of), AZ Industrial Development Authority (The) (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	280	279,981
Series 2006, RB	5.80%	12/01/2036	4,385	4,242,890
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy);
Series 2015, Ref. RB(a)	5.38%	06/15/2035	2,370	2,371,450
Series 2015, Ref. RB(a)	5.63%	06/15/2045	3,500	3,499,935
Series 2019, Ref. RB(a)	5.00%	06/15/2052	6,050	5,424,878
Series 2022, Ref. RB(a)	4.00%	06/15/2051	8,800	6,849,074
Pima (County of), AZ Industrial Development Authority (The) (Career Success Schools);
Series 2020, Ref. RB(a)	5.50%	05/01/2040	1,125	1,126,167
Series 2020, Ref. RB(a)	5.75%	05/01/2050	5,000	4,922,448
Pima (County of), AZ Industrial Development Authority (The) (Imagine East Mesa Charter Schools); Series 2019, RB(a)	5.00%	07/01/2049	1,500	1,367,308
Pima (County of), AZ Industrial Development Authority (The) (Premier Charter High School);
Series 2016 A, Ref. RB(a)	7.00%	07/01/2045	2,977	2,478,206
Series 2016 B, Ref. RB(g)	2.07%	07/01/2045	1,735	433,839
Series 2016 C, Ref. RB(g)	2.07%	07/01/2045	1,036	10,355
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(h)	5.25%	01/01/2053	12,000	12,779,347
Sierra (City of), AZ Vista Industrial Development Authority; Series 2024, Ref. RB(a)	6.13%	06/01/2057	6,000	5,639,688
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project); Series 2024, RB(a)	5.00%	06/15/2059	3,410	3,031,935
Sierra (City of), AZ Vista Industrial Development Authority (Wake Preparatory Academy);
Series 2025, RB	6.25%	06/15/2050	3,525	3,540,815
Series 2025, RB	6.50%	06/15/2055	3,150	3,199,554
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2025, RB	5.63%	12/01/2055	1,000	1,008,047
Series 2025, RB	5.63%	12/01/2060	3,090	3,098,385
				211,256,218
Arkansas–0.46%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(c)	5.45%	09/01/2052	20,290	20,374,981
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(c)	5.70%	05/01/2053	11,500	11,733,431
				32,108,412
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–8.86%
California (State of); Series 2023, GO Bonds(h)	5.25%	09/01/2053	$15,000	$16,166,598
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(f)	0.00%	06/01/2055	12,780	2,455,922
California (State of) Educational Facilities Authority (Saint Mary’s College of California); Series 2023, Ref. RB	5.50%	10/01/2053	1,315	1,268,218
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(h)	5.00%	05/01/2045	15,000	17,402,160
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds); Series 2025, Ref. RB(b)(c)	12.00%	11/02/2026	33,210	28,228,500
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program);
Series 2021 A-1, RB(a)	5.00%	01/01/2056	4,300	3,709,902
Series 2021, RB(a)(f)	0.00%	01/01/2061	69,295	6,076,763
California (State of) Municipal Finance Authority (Ascent 613);
Series 2025 A, RB(a)	5.25%	01/01/2045	2,500	2,487,387
Series 2025 A, RB(a)	5.38%	01/01/2055	1,000	979,063
Series 2025 A, RB(a)	5.50%	01/01/2060	5,450	5,392,402
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	9,635	9,651,343
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(a)	6.63%	01/01/2032	630	618,564
Series 2012, RB(a)	6.88%	01/01/2042	1,465	1,389,603
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(c)	5.00%	12/31/2047	3,560	3,572,270
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGI)(i)	5.25%	11/01/2052	3,000	3,092,912
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(a)(c)	5.00%	07/01/2037	13,500	13,506,232
Series 2012, RB(a)(c)	5.00%	11/21/2045	18,260	18,260,079
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(a)	5.00%	11/15/2046	2,000	1,837,603
Series 2021, RB(a)	5.00%	11/15/2051	1,810	1,619,456
Series 2021, RB(a)	5.00%	11/15/2056	1,160	1,021,319
California (State of) Public Finance Authority (Sunrise of Long Beach); Series 2025, RB(a)	6.50%	06/01/2055	7,500	7,759,843
California (State of) Public Works Board (Various Capital); Series 2025, RB	5.00%	04/01/2050	10,000	10,652,303
California (State of) School Facilities Financing Authority; Series 2010, RB (INS - AGI)(f)(i)	0.00%	08/01/2049	29,405	8,822,894
California (State of) School Finance Authority (Aspire Public Schools Obligated Group);
Series 2020 A, RB(a)	5.00%	08/01/2050	1,200	1,170,159
Series 2022, RB(a)	5.00%	08/01/2052	2,875	2,780,574
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2022, Ref. RB(a)	5.00%	08/01/2032	595	625,439
Series 2022, Ref. RB(a)	5.38%	08/01/2042	1,150	1,205,741
Series 2022, Ref. RB(a)	5.75%	08/01/2052	1,160	1,214,793
California (State of) School Finance Authority (New Designs Charter School); Series 2024, Ref. RB(a)	5.00%	06/01/2064	1,600	1,453,861
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(a)	5.00%	06/01/2058	500	448,534
California (State of) Statewide Communities Development Authority;
Series 2022, RB (INS - AGI)(h)(i)	5.38%	08/15/2057	10,000	10,331,841
Series 2025, RB	3.44%	02/20/2041	15,667	14,690,871
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(a)	6.75%	06/01/2045	6,220	6,091,035
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGI)(i)	5.25%	08/15/2052	2,000	2,055,636
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(a)	5.00%	12/01/2046	6,630	6,632,621
Series 2016 A, RB(a)	5.25%	12/01/2056	25,000	25,002,532
Series 2018 A, RB(a)	5.50%	12/01/2058	24,340	24,458,687
Series 2018, RB(a)	5.25%	12/01/2043	500	504,721
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	15,000	15,314,316
Series 2006 A, RB(f)	0.00%	06/01/2046	174,450	44,380,272
Series 2006 C, RB(a)(f)	0.00%	06/01/2055	211,450	16,007,272
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.75%	09/01/2028	$1,710	$1,723,796
Series 2008, RB	6.88%	09/01/2038	4,440	4,471,388
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB (INS - AGI)(f)(i)	0.00%	01/15/2036	45,000	32,659,330
Series 2014 A, Ref. RB	6.85%	01/15/2042	5,000	5,745,232
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(f)	0.00%	06/01/2066	472,403	50,848,183
Inland Empire Tobacco Securitization Corp.;
Series 2007 D, RB(f)	0.00%	06/01/2057	46,635	3,623,190
Series 2007 F, RB(a)(f)	0.00%	06/01/2057	99,650	4,996,999
Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(c)(h)(j)	5.00%	05/15/2051	5,000	5,093,196
Ontario (City of), CA Public Financing Authority; Series 2025 A, RB	5.00%	11/01/2050	7,500	8,039,422
Sacramento (County of), CA (Metro Air Park Community); Series 2022, Ref. RB	5.00%	09/01/2042	1,000	1,031,490
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGI)(f)(i)	0.00%	08/01/2036	7,650	5,363,266
Series 2011 D, GO Bonds (INS - AGI)(f)(i)	0.00%	08/01/2037	13,130	8,774,358
Series 2011 D, GO Bonds (INS - AGI)(f)(i)	0.00%	08/01/2038	13,515	8,605,936
Series 2011 D, GO Bonds (INS - AGI)(f)(i)	0.00%	08/01/2039	13,895	8,405,452
Series 2011 D, GO Bonds (INS - AGI)(f)(i)	0.00%	08/01/2040	14,280	8,185,909
Series 2011 D, GO Bonds (INS - AGI)(f)(i)	0.00%	08/01/2041	14,080	7,623,385
San Diego (County of), CA Regional Airport Authority; Series 2021 B, RB(c)	4.00%	07/01/2056	2,660	2,363,685
San Diego County Regional Airport Authority; Series 2025, RB(c)(h)(j)	5.00%	07/01/2053	25,405	26,115,776
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(k)	5.25%	07/01/2042	10,000	8,353,497
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Second Series 2023 C, Ref. RB(c)	5.75%	05/01/2048	10,000	10,825,998
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(c)	6.40%	12/01/2041	12,013	12,013,992
Savanna School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGI)(i)(k)	6.75%	02/01/2052	7,500	6,437,435
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(f)	0.00%	06/01/2036	10,000	5,585,260
Series 2007 A, RB(f)	0.00%	06/01/2047	20,000	4,809,122
Southern California Logistics Airport Authority;
Series 2008 A, RB(f)	0.00%	12/01/2045	18,085	6,050,888
Series 2008 A, RB(f)	0.00%	12/01/2046	18,085	5,693,538
Series 2008 A, RB(f)	0.00%	12/01/2047	18,085	5,365,639
Series 2008 A, RB(f)	0.00%	12/01/2048	18,085	4,998,443
Series 2008 A, RB(f)	0.00%	12/01/2049	18,085	4,748,757
Series 2008 A, RB(f)	0.00%	12/01/2050	18,085	4,447,944
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB(f)	0.00%	06/01/2054	19,300	3,979,874
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	2,100	2,113,271
Washington Township Health Care District (Election of 2020); Series 2023 B, GO Bonds	5.50%	08/01/2053	1,500	1,646,618
				621,080,510
Colorado–10.81%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2049	3,200	2,742,744
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,929,109
64th Ave ARI Authority; Series 2020, RB	6.50%	12/01/2043	14,000	14,132,348
Aberdeen Metropolitan District No. 2; Series 2021, Ref. GO Bonds(k)	5.75%	12/01/2051	6,055	5,654,213
Amber Creek Metropolitan District; Series 2017 B, GO Bonds(b)(l)	7.75%	12/15/2025	463	463,820
Aurora Crossroads Metropolitan District No. 2;
Series 2020 B, GO Bonds	7.75%	12/15/2050	3,500	3,505,676
Series 2023 C, GO Bonds	8.00%	12/15/2053	6,653	6,687,624
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	40,000	38,754,072
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	4,832	4,841,246
Series 2018 B, GO Bonds	8.00%	12/15/2048	1,206	1,209,097
Series 2018 C, GO Bonds	8.00%	12/15/2051	4,134	3,712,228
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	$2,165	$2,169,143
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	512,312
Series 2018 C, GO Bonds	8.00%	12/15/2051	1,942	1,690,026
Banning Lewis Ranch Metropolitan District No. 8; Series 2021, GO Bonds(a)	4.88%	12/01/2051	4,500	4,036,598
Banning Lewis Ranch Regional Metropolitan District No. 1;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,443,346
Series 2018 B, GO Bonds	7.75%	12/15/2041	50	50,138
Series 2018 C, GO Bonds	8.00%	12/15/2041	1,801	1,512,123
Banning Lewis Ranch Regional Metropolitan District No. 2; Series 2021, GO Bonds	5.75%	12/01/2051	5,190	5,021,750
Base Village Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	2,830	2,212,518
Belford North Metropolitan District; Series 2020 B, GO Bonds	8.50%	12/15/2050	6,500	6,519,324
Bella Mesa Metropolitan District; Series 2024 B, GO Bonds(a)	8.00%	12/15/2054	2,000	2,004,558
Bennett Ranch Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	1,221	1,224,154
Berthoud-Heritage Metropolitan District No. 10; Series 2022 B, GO Bonds	8.00%	12/15/2052	6,840	6,857,584
Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(k)	7.50%	12/01/2048	7,075	5,847,666
Broadway Station Metropolitan District No. 3; Series 2019 B, GO Bonds(k)	7.50%	12/01/2049	30,465	21,965,329
Buffalo Highlands Metropolitan District; Series 2018 B, GO Bonds	7.63%	12/15/2046	1,226	1,226,064
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	1,283	1,285,347
Canyon Pines Metropolitan District;
Series 2021 A-1, GO Bonds	5.25%	12/01/2051	6,995	6,139,989
Series 2024, GO Bonds(a)	8.25%	12/01/2053	3,400	3,438,286
Cascade Ridge Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	3,000	2,638,547
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(a)	5.00%	12/01/2047	500	497,701
Citadel on Colfax Business Improvement District; Series 2020 B, RB	7.88%	12/15/2050	465	466,283
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,929	3,947,153
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	582,235
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,160	1,158,600
Colliers Hill Metropolitan District No. 1;
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,114	2,120,234
Series 2021 C, GO Bonds	7.25%	12/15/2049	2,350	2,354,212
Colliers Hill Metropolitan District No. 2; Series 2022 B-2, GO Bonds	7.63%	12/15/2042	5,782	5,815,468
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(a)	5.50%	04/01/2044	1,250	1,248,065
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	445	445,737
Series 2008, RB	6.50%	07/01/2038	1,000	1,001,159
Series 2013, RB	7.45%	08/01/2048	2,245	2,250,747
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB (Acquired 12/15/2021-07/19/2022; Cost $3,674,392)(e)	5.00%	05/15/2044	3,750	3,030,409
Series 2025 A, Ref. RB(a)	8.75%	05/15/2058	8,640	8,657,453
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2022, RB	5.50%	11/01/2047	7,250	7,671,607
Series 2022, RB	5.25%	11/01/2052	4,500	4,644,928
Colorado (State of) International Center Metropolitan District No. 14;
Series 2018, GO Bonds	5.88%	12/01/2046	13,500	13,512,384
Series 2022, GO Bonds	7.50%	12/15/2051	15,000	15,035,007
Colorado (State of) International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds	6.00%	12/01/2047	30,920	31,058,256
Series 2019 A-2, GO Bonds	6.25%	12/01/2048	15,075	15,136,716
Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	2,001,938
Colorado Crossing Metropolitan District No. 2; Series 2020 B, GO Bonds(a)	7.50%	12/15/2050	3,495	3,503,179
Conestoga Metropolitan District No. 2; Series 2021 A, GO Bonds	5.25%	12/01/2051	1,625	1,466,662
Cottonwood Hollow Residential Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	15,824	12,883,736
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	569	570,354
Crossroads Metropolitan District No. 1; Series 2022, GO Bonds	6.50%	12/01/2051	7,460	7,405,158
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Dawson Trails Metropolitan District No. 1;
Series 2024, GO Bonds(f)	0.00%	12/01/2031	$18,383	$11,734,962
Series 2025 B, GO Bonds(a)	9.25%	12/15/2055	13,000	12,579,767
Deer Creek Villas Metropolitan District; Series 2022 B, GO Bonds	7.75%	12/15/2055	650	652,587
Denver (City & County of), CO;
Series 2018 A, RB(c)(h)(j)	5.00%	12/01/2048	10,000	10,063,467
Series 2021 A, RB	4.00%	08/01/2051	8,350	7,683,743
Series 2022 A, RB(c)	4.13%	11/15/2053	5,000	4,534,285
Series 2022 D, RB(c)(h)(j)	5.00%	11/15/2053	26,000	26,521,225
Series 2022, RB(c)(h)(j)	5.00%	11/15/2042	4,000	4,187,886
Series 2022, RB(c)(h)(j)	5.75%	11/15/2045	8,000	8,639,057
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(c)	5.00%	10/01/2032	15,740	15,757,245
Denver (City & County of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	1,000	1,012,734
Series 2016, Ref. RB	5.00%	12/01/2040	250	251,092
Denver (City & County of), CO Health & Hospital Authority; Series 2025 A, RB	5.13%	12/01/2050	4,750	4,820,405
Denver Gateway Center Metropolitan District; Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,806,211
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,291	2,299,001
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 B, GO Bonds(a)	8.00%	12/15/2051	1,905	1,909,203
Elevation Park Metropolitan District; Series 2021, GO Bonds	4.25%	12/01/2051	2,440	1,921,871
Erie Highlands Metropolitan District No. 2; Series 2018 C, GO Bonds	8.00%	12/15/2052	3,600	2,898,305
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	550	550,483
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(a)	6.00%	12/01/2049	2,970	2,977,914
Forest Trace Metropolitan District No. 3;
Series 2020 B, GO Bonds	7.88%	12/15/2049	933	935,234
Series 2023 B, GO Bonds(a)	9.00%	12/15/2047	968	970,196
Fourth North Business Improvement District; Series 2022 B, RB	8.13%	12/15/2052	4,525	4,537,994
Gardens at East Iliff Metropolitan District; Series 2019 B, GO Bonds	8.50%	12/15/2049	680	680,997
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	299	299,095
Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(a)	5.50%	12/01/2052	5,490	5,429,611
Hance Ranch Metropolitan District;
Series 2020, GO Bonds	5.00%	12/01/2040	565	539,277
Series 2020, GO Bonds	5.13%	12/01/2050	1,810	1,623,607
Haskins Station Metropolitan District; Series 2019 B, GO Bonds	8.75%	12/15/2049	1,328	1,263,696
Hess Ranch Metropolitan District No. 5;
Series 2024 A-1, RB	6.00%	12/01/2043	1,471	1,509,367
Series 2024 A-2, RB	6.50%	12/01/2043	1,410	1,445,731
Hess Ranch Metropolitan District No. 6;
Series 2020 A-2, GO Bonds(k)	5.75%	12/01/2049	9,000	8,498,954
Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,692,700
Series 2022 C, GO Bonds(a)	8.25%	12/15/2052	15,569	15,627,775
Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	834	835,876
Homestead Hills Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	722	723,888
Jefferson (County of), CO Center Metropolitan District No. 1;
Series 2020 B, Ref. RB	5.75%	12/15/2050	6,909	6,925,361
Series 2024 C, GO Bonds	8.50%	12/16/2026	5	4,998
Series 2024 C, GO Bonds	8.50%	12/16/2053	6,180	6,203,837
Johnstown Farms East Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	2,562	2,202,252
Johnstown Village Metropolitan District No. 2; Series 2020 B, GO Bonds(a)(b)(l)	7.75%	12/02/2025	711	732,422
Jones District Community Authority Board; Series 2020 A, RB(k)	5.75%	12/01/2050	6,815	6,664,537
Karl’s Farm Metropolitan District No. 2; Series 2024 B, GO Bonds	6.20%	12/15/2044	567	572,456
Kinston Metropolitan District No. 5; Series 2020 B, GO Bonds	7.50%	12/15/2052	3,800	3,914,000
Lake Bluff Metropolitan District No. 2; Series 2021, Ref. GO Bonds	5.25%	12/01/2051	11,777	10,461,132
Lanterns Rock Creek Metropolitan District; Series 2020, GO Bonds	6.25%	08/01/2045	1,441	1,426,797
Ledge Rock Center Residential Metropolitan District No. 1; Series 2024 B, GO Bonds	8.75%	12/15/2054	600	601,487
Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,740	2,789,664
Lowell Metropolitan District; Series 2023 B-3, Ref. GO Bonds	8.50%	12/15/2052	1,831	1,835,026
Mayberry Springs Community Authority; Series 2021 B, RB	8.00%	04/15/2051	3,351	3,358,676
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	$1,166	$1,177,068
Series 2020 B, GO Bonds	8.25%	12/15/2050	622	623,263
Series 2020 C, GO Bonds	3.00%	12/15/2050	767	336,394
Meadowbrook Crossing Metropolitan District; Series 2020 B, Ref. GO Bonds(a)	7.75%	12/15/2049	494	494,327
Meadowlark Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	607	625,423
Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	699	700,639
Midtown Metropoltan District;
Series 2022 A-1, Ref. GO Bonds	6.75%	12/01/2051	3,190	3,373,061
Series 2022 A-2, Ref. GO Bonds(k)	7.00%	12/01/2051	4,330	4,009,729
Montrose (County of), CO (The Homestead at Montrose, Inc.); Series 2003 A, RB	7.00%	02/01/2038	6,200	5,905,398
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,463,709
Murphy Creek Metropolitan District No. 5;
Series 2022 A, GO Bonds	6.00%	12/01/2052	3,000	2,861,758
Series 2022 B, GO Bonds	9.25%	12/15/2052	3,532	3,538,704
MW Retail Business Improvement District;
Series 2024, RB(a)	6.00%	12/01/2054	1,800	1,808,235
Series 2025 A, RB(a)	6.38%	12/01/2054	500	500,719
North Holly Metropolitan District;
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	1,017,564
Series 2018 C, GO Bonds	8.00%	12/15/2050	1,614	1,533,366
North Range Metropolitan District No. 2; Series 2017 B, GO Bonds	7.75%	12/15/2047	1,170	1,170,094
Palisade Metropolitan District No. 2; Series 2024 C, RB(a)	8.00%	12/15/2037	1,080	1,087,368
Peak Metropolitan District No. 1; Series 2021 B, GO Bonds(a)	7.63%	12/15/2051	1,652	1,655,532
Poudre Heights Valley Metropolitan District; Series 2024 A, GO Bonds(a)	5.50%	12/01/2054	975	929,030
Promontory Metropolitan District No. 3; Series 2020 A, GO Bonds	6.25%	12/01/2050	1,021	955,590
Pronghorn Valley Metropolitan District; Series 2021 B, GO Bonds	7.25%	12/15/2051	500	501,367
Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	615	616,899
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(f)	0.00%	12/01/2032	7,500	4,682,710
Remuda Ranch Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	574	575,069
Revere at Johnstown Metropolitan District No. 3;
Series 2024 A, GO Bonds	7.00%	12/01/2053	2,338	2,369,566
Series 2024 B, GO Bonds	9.00%	12/15/2053	675	675,779
Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds(g)	6.50%	12/01/2035	1,000	900,000
Riverwalk Metropolitan District No. 2; Series 2022 B, RB	7.75%	12/15/2052	5,902	5,915,775
RM Mead Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	610	611,109
Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,598	1,487,020
Series 2020 B, GO Bonds	8.75%	12/15/2049	398	399,146
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(a)	5.00%	12/01/2041	5,645	5,512,805
Series 2024 B, Ref. GO Bonds	8.50%	12/15/2054	16,000	16,029,771
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	13,500	13,176,585
Settler’s Crossing Metropolitan District No. 1;
Series 2020 B, GO Bonds	7.63%	12/15/2050	1,195	1,197,107
Series 2021 C, GO Bonds	7.63%	12/15/2052	4,560	4,568,092
Silver Peaks Metropolitan District No. 3; Series 2020 B, GO Bonds	7.00%	12/15/2050	442	443,160
St. Vrain Lakes Metropolitan District No. 4;
Series 2024 A, GO Bonds(a)(k)	6.75%	09/20/2054	3,000	2,117,467
Series 2024 B, GO Bonds(a)	8.75%	09/20/2054	1,760	1,762,528
Sterling Ranch Community Authority Board;
Series 2020 B, RB(b)(l)	7.13%	12/15/2025	485	495,473
Series 2024 A, Ref. RB(a)	5.75%	12/01/2054	2,400	2,422,102
Series 2024 A, Ref. RB	6.50%	12/01/2054	765	795,787
Series 2024 B, Ref. RB(a)	8.25%	12/15/2054	1,150	1,152,995
Series 2024 B, Ref. RB	8.75%	12/15/2054	750	751,133
Series 2024, RB	5.63%	12/01/2043	953	979,571
Talon Pointe Metropolitan District; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	2,006,446
Trails at Crowfoot Metropolitan District No. 3; Series 2024 B, Ref. GO Bonds	6.88%	12/15/2052	1,350	1,355,505
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(k)	5.50%	12/01/2051	$3,000	$2,446,458
Trevenna Metropolitan District;
Series 2024 A, GO Bonds	5.75%	12/01/2054	2,525	2,483,292
Series 2024 B, GO Bonds	8.25%	12/15/2049	627	628,734
Uplands Metropolitan District No. 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	7,970	7,992,628
USAFA Visitor’s Center Business Improvement District; Series 2022 C, RB(a)	7.75%	12/15/2052	24,275	24,356,265
Velocity Metropolitan District No. 5; Series 2022 B, GO Bonds	8.00%	12/15/2039	14,197	14,239,408
Verve Metropolitan District No. 1; Series 2023, GO Bonds	6.75%	12/01/2052	4,385	4,458,398
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(a)	5.70%	12/01/2051	27,543	26,436,284
Villages at Johnstown Metropolitan District No. 3; Series 2020 B, GO Bonds	7.50%	12/15/2050	843	845,413
Vista Meadows Metropolitan District; Series 2023, GO Bonds	9.25%	12/15/2053	1,418	1,419,412
Vista Meadows Metropolitan District (Senior Bonds); Series 2023 A, GO Bonds	7.25%	12/01/2053	8,750	8,877,470
Wagons West Metropolitan District; Series 2020 B-3, GO Bonds	8.50%	12/15/2049	553	554,424
Water Valley Metropolitan District No. 3; Series 2024 B, GO Bonds	6.25%	12/15/2054	829	826,789
Waters’ Edge Metropolitan District No. 2; Series 2021, GO Bonds	5.00%	12/01/2051	4,445	4,170,752
Waterstone Metropolitan District No. 1; Series 2025 B, Ref. GO Bonds	6.38%	12/15/2054	3,915	3,944,104
Waterview II Metropolitan District; Series 2022 B, GO Bonds	8.00%	12/15/2051	2,915	2,922,524
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(a)	6.50%	12/01/2050	1,500	1,546,502
Westerly Metropolitan District No. 4; Series 2021 B, GO Bonds	8.00%	12/15/2050	4,238	4,244,936
Willow Springs Metropolitan District; Series 2024 B, GO Bonds(a)	6.50%	10/15/2054	500	501,399
Windler Public Improvement Authority;
Series 2021 A-2, RB(k)	4.13%	12/01/2031	1,500	1,307,511
Series 2021 A-2, RB(k)	4.50%	12/01/2041	1,130	865,568
Winsome Metropolitan District No. 3; Series 2021 A, GO Bonds(a)	5.13%	12/01/2050	2,700	2,417,298
				757,753,953
Connecticut–0.20%
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 G-1, Ref. RB(a)	5.00%	07/01/2039	1,100	1,107,955
Series 2025 A, RB(a)	12.00%	09/01/2030	2,250	2,477,173
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	5,670	5,505,496
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(d)	5.13%	10/01/2036	7,935	952,200
Hamden (Town of), CT (Whitney Center); Series 2022 A, RB	7.00%	01/01/2053	4,000	4,234,856
				14,277,680
Delaware–0.20%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.);
Series 2016 A, RB	5.00%	06/01/2046	1,250	1,146,844
Series 2016 A, RB	5.00%	06/01/2051	1,100	976,992
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(a)	5.13%	07/01/2038	7,962	8,008,408
Series 2018, Ref. RB(a)	5.25%	07/01/2048	4,090	4,015,590
				14,147,834
District of Columbia–1.31%
District of Columbia;
Series 2025, GO Bonds(h)	5.25%	01/01/2048	11,500	12,249,498
Series 2025, Ref. RB	5.75%	10/01/2055	5,625	6,017,881
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2037	1,370	1,380,649
Series 2017 A, RB	5.00%	07/01/2052	9,485	8,807,193
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	2,150	2,022,324
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, RB(f)	0.00%	06/15/2055	60,320	5,996,122
Metropolitan Washington Airports Authority;
Series 2023 A, Ref. RB(c)(h)(j)	5.25%	10/01/2048	7,710	8,032,423
Series 2023 A, Ref. RB(c)	4.50%	10/01/2053	1,250	1,221,042
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2022, Ref. RB (INS - AGI)(i)	4.00%	10/01/2052	4,365	3,890,499
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Washington Metropolitan Area Transit Authority;
Series 2025, RB(h)(j)	5.25%	07/15/2050	$20,000	$21,257,674
Series 2025, RB(h)	5.25%	07/15/2053	20,000	20,990,262
				91,865,567
Florida–9.42%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 09/15/2020; Cost $276,196)(d)(e)	5.63%	11/15/2029	310	4,653
Series 2014, RB (Acquired 06/03/2020-06/04/2020; Cost $1,066,288)(d)(e)	6.00%	11/15/2029	1,241	18,612
Series 2014, RB (Acquired 03/31/2020-10/04/2021; Cost $861,794)(d)(e)	6.00%	11/15/2034	1,025	15,378
Series 2014, RB (Acquired 02/26/2014-12/04/2020; Cost $6,201,580)(d)(e)	6.25%	11/15/2044	6,869	103,038
Series 2014, RB (Acquired 02/26/2014-09/15/2020; Cost $1,480,256)(d)(e)	6.38%	11/15/2049	1,591	23,869
Series 2014, RB (Acquired 09/15/2020; Cost $693,803)(d)(e)	5.00%	12/31/2079	720	10,795
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2019, RB	4.00%	12/01/2049	13,950	12,505,628
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(a)	5.00%	11/15/2061	40,750	29,962,729
Alachua (County of), FL Housing Finance Authority (Woodland Park II); Series 2025 A, RB(a)(b)	6.30%	07/01/2043	1,425	1,496,226
Babcock Ranch Community Independent Special District; Series 2024, RB(a)	5.25%	05/01/2055	1,000	1,007,088
Boggy Creek Improvement District;
Series 2023, Ref. RB	5.13%	05/01/2043	1,775	1,816,950
Series 2023, Ref. RB	5.38%	05/01/2053	4,325	4,386,046
Brevard (County of), FL Health Facilities Authority; Series 2022, RB(h)(j)	5.00%	04/01/2052	10,000	10,144,196
Broward (County of), FL; Series 2023, RB(h)	5.50%	01/01/2055	10,000	10,602,980
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	685	685,389
Capital Projects Finance Authority (Millenia Orlando);
Series 2025 A, RB(a)	6.75%	01/01/2045	5,500	5,646,800
Series 2025 A, RB(a)	7.13%	01/01/2065	7,500	7,706,057
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2049	4,750	4,267,663
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(a)	5.00%	12/15/2055	4,800	4,207,975
Capital Trust Agency, Inc. (Green Bonds); Series 2021, RB(a)	4.00%	06/15/2051	2,220	1,648,077
Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(a)	5.00%	06/01/2056	520	441,913
Series 2021, RB(a)	5.00%	06/01/2056	900	768,147
Capital Trust Agency, Inc. (New Springs, Inc.); Series 2021, RB	4.75%	06/01/2056	6,140	4,208,754
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(a)	5.00%	07/01/2037	1,000	872,269
Series 2017, Ref. RB(a)	5.00%	07/01/2046	600	443,280
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 12/02/2015; Cost $5,348,646)(a)(d)(e)	6.75%	12/01/2035	5,405	648,600
Series 2015, RB (Acquired 12/02/2015; Cost $1,976,520)(a)(d)(e)	7.00%	12/01/2045	2,000	240,000
Series 2015, RB (Acquired 12/02/2015; Cost $989,541)(a)(d)(e)	7.13%	12/01/2050	1,000	120,000
Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(a)	5.25%	12/01/2043	21,350	21,387,875
Series 2018 A, RB(a)	5.25%	12/01/2058	18,800	18,201,359
Capital Trust Agency, Inc. (WFCS Portfolio); Series 2021, RB(a)(f)	0.00%	01/01/2061	11,960	996,860
Capital Trust Authority (Academir Charter Schools, Inc.); Series 2024, Ref. RB(a)	5.25%	06/01/2054	2,500	2,237,941
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(a)	6.63%	06/15/2054	12,000	11,969,750
Capital Trust Authority (Classical Academy of Sarasota (The)); Series 2024, RB(a)	5.25%	07/01/2054	2,735	2,513,653
Capital Trust Authority (Florida Institute of Technology);
Series 2025, RB(a)	5.25%	07/01/2055	1,325	1,285,255
Series 2025, RB(a)	5.38%	07/01/2065	3,780	3,692,488
Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(a)	6.50%	12/15/2053	2,415	2,342,507
Series 2023, RB(a)	6.50%	12/15/2058	3,100	2,970,599
Capital Trust Authority (Plato Academy Schools);
Series 2024, RB	5.13%	12/15/2054	3,410	3,115,354
Series 2024, RB	5.13%	12/15/2059	3,200	2,881,035
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(a)(c)	5.00%	10/01/2049	$2,420	$2,396,003
Series 2021, RB(a)(c)	4.00%	10/01/2041	4,500	4,231,800
Coastal Ridge Community Development District;
Series 2025, RB	5.75%	05/01/2045	1,500	1,550,477
Series 2025, RB	6.00%	05/01/2055	1,900	1,958,654
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group);
Series 2020, Ref. RB	4.00%	08/15/2045	12,830	11,509,861
Series 2020, Ref. RB (INS - AGI)(i)	3.00%	08/15/2050	13,685	9,936,702
Florida (State of) Department of Transportation (Turnpike); Series 2022 C, RB(h)	5.00%	07/01/2052	10,000	10,481,910
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(b)(c)	12.00%	07/15/2028	15,375	4,996,875
Series 2024, Ref. RB(c)	5.00%	07/01/2034	5,715	4,743,450
Series 2024, Ref. RB(c)	5.00%	07/01/2041	2,000	1,660,000
Series 2024, Ref. RB (INS - AGI)(c)(i)	5.00%	07/01/2044	11,135	11,072,307
Series 2024, Ref. RB(c)	5.25%	07/01/2047	22,385	18,579,550
Series 2024, Ref. RB (INS - AGI)(c)(i)	5.25%	07/01/2053	19,115	19,089,592
Florida Development Finance Corp. (Brightline Florida Passenger Rail);
Series 2024, RB(a)(b)(c)	10.00%	07/15/2028	10,600	3,445,000
Series 2024, Ref. RB(c)	5.00%	07/01/2037	12,375	10,271,250
Florida Development Finance Corp. (Brightline West Passenger Rail); Series 2025, RB (Acquired 08/12/2025; Cost $49,400,000)(a)(b)(c)(e)	10.00%	06/15/2026	49,400	37,050,000
Florida Development Finance Corp. (Central Charter School);
Series 2022, Ref. RB(a)	5.63%	08/15/2042	1,515	1,446,398
Series 2022, Ref. RB(a)	5.88%	08/15/2052	5,000	4,631,693
Series 2022, Ref. RB(a)	6.00%	08/15/2057	5,750	5,387,690
Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2056	8,815	8,392,260
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(a)(f)	0.00%	05/15/2037	970	10
Series 2017, Ref. RB(a)	6.38%	05/15/2037	2,655	2,430,297
Series 2017, Ref. RB(a)	6.38%	05/15/2037	1,265	126,500
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(a)(b)	6.25%	06/15/2028	2,000	1,992,115
Florida Development Finance Corp. (UF Health Jacksonville); Series 2022, Ref. RB	5.00%	02/01/2052	3,000	2,914,831
Gramercy Farms Community Development District; Series 2011, Ref. RB	6.75%	05/01/2039	1,075	1,040,253
Greater Orlando Aviation Authority;
Series 2025, RB(c)	5.25%	11/01/2034	2,500	2,694,082
Series 2025, RB(c)	5.25%	11/01/2035	3,500	3,750,085
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/30/2020; Cost $9,750,251)(d)(e)	6.25%	04/01/2049	11,097	138,716
Hillsborough County Industrial Development Authority; Series 2025, RB(h)	5.50%	11/15/2054	42,110	45,251,836
Hobe-St. Lucie Conservancy District; Series 2024, RB	5.88%	05/01/2055	2,750	2,819,813
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	700	700,931
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.75%	08/15/2050	10,100	9,738,496
Series 2020 A, Ref. RB	5.75%	08/15/2055	6,000	5,715,764
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(a)	5.50%	07/15/2048	2,250	2,121,921
Series 2018 A, RB(a)	5.75%	07/15/2053	2,030	1,944,563
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	5.25%	05/01/2044	580	590,549
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR(a)	5.50%	06/15/2032	1,585	1,586,068
Series 2012, IDR(a)	5.75%	06/15/2042	3,210	3,209,926
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL;
Series 2009, RB(f)	0.00%	10/01/2035	$12,000	$8,598,002
Series 2009, RB(f)	0.00%	10/01/2042	42,215	20,649,315
Series 2017 B, Ref. RB(c)(h)(j)	5.00%	10/01/2040	8,900	9,008,686
Series 2021, RB (INS - AGI)(i)	3.00%	10/01/2051	12,000	8,897,123
Series 2022 A, RB(h)	5.00%	04/01/2052	15,720	16,303,544
Series 2022 A, Ref. RB(c)	5.25%	10/01/2052	10,000	10,230,979
Series 2022, RB(h)	5.00%	07/01/2052	10,000	10,417,579
Subseries 2021 A-1, Ref. RB (INS - AGI)(c)(i)	4.00%	10/01/2045	9,000	8,588,121
Middleton Community Development District A;
Series 2024, RB	4.20%	05/01/2039	600	598,353
Series 2024, RB	4.55%	05/01/2044	600	583,049
Okaloosa (County of), FL (Air Force Enlisted Village); Series 2025, RB(a)	5.75%	05/15/2055	1,690	1,717,808
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2022, RB	4.00%	10/01/2052	17,245	15,180,385
Palm Beach (County of), FL;
Series 2025, RB(a)	6.50%	10/01/2035	500	543,097
Series 2025, RB(a)	5.50%	10/01/2045	5,500	5,627,588
Series 2025, RB(a)	6.50%	10/01/2045	1,000	1,023,601
Series 2025, RB(a)	5.75%	10/01/2055	6,000	6,191,539
Series 2025, RB(a)	5.75%	10/01/2065	5,835	6,002,553
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020; Cost $6,660,000)(a)(c)(d)(e)(g)	5.88%	01/01/2033	6,660	1,012,928
Reunion East Community Development District;
Series 2002 A-2, RB(d)	7.38%	05/01/2033	145	1
Series 2005, RB(d)	5.80%	05/01/2036	1,716	17
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2018, RB	4.00%	07/01/2048	37,680	34,061,774
Seminole (County of), FL; Series 2022, RB(h)	5.00%	10/01/2052	10,000	10,339,672
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	3,500	3,135,947
St. Johns (County of), FL; Series 2022, RB(h)	5.00%	06/01/2047	14,865	15,665,428
St. Lucie (County of), FL School Board; Series 2023 A, COP (INS - AGI)(i)	4.00%	07/01/2053	19,835	18,546,931
Sterling Hill Community Development District; Series 2003 A, RB(g)(m)	6.20%	05/01/2035	1,375	563,617
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.);
Series 2015, Ref. RB	5.00%	12/01/2040	1,940	1,940,783
Series 2016, RB	5.00%	12/01/2055	1,020	1,009,176
Tolomato Community Development District; Series 2024, RB	4.80%	05/01/2044	880	862,868
Two Ridges Community Development District; Series 2025, RB	6.00%	05/01/2055	670	693,164
Venice (City of), FL (Village on the Isle); Series 2024 A, RB(a)	5.50%	01/01/2055	1,000	981,441
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2024, RB(a)	4.80%	05/01/2055	1,995	1,917,919
				660,089,004
Georgia–1.33%
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(a)	5.56%	12/15/2048	13,000	11,657,927
City of Atlanta GA Department of Aviation; Series 2025, RB(c)(h)	5.50%	07/01/2055	19,000	20,229,412
Cobb (County of), GA Development Authority (The) (Northwest Classical Academy);
Series 2023, RB(a)	6.00%	06/15/2043	975	979,929
Series 2023, RB(a)	6.40%	06/15/2053	1,850	1,851,251
Series 2023, RB(a)	6.38%	06/15/2058	1,250	1,225,732
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.75%	04/01/2053	6,375	6,891,377
Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System); Series 2017, RB	4.00%	08/15/2048	7,000	6,418,081
Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	6.25%	12/01/2048	2,000	1,999,887
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2019, RB	4.00%	07/01/2049	15,000	13,473,984
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	4.00%	02/15/2051	2,630	2,326,378
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(a)	5.00%	01/01/2054	6,000	5,721,600
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	8,220	8,128,752
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2049	6,345	6,680,110
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Savannah Georgia Convention Center Authority;
Series 2025, RB	5.13%	06/01/2050	$2,205	$2,211,960
Series 2025, RB (INS - AGI)(i)	5.00%	06/01/2058	1,775	1,829,258
Series 2025, RB	5.25%	06/01/2061	1,900	1,905,750
				93,531,388
Hawaii–0.20%
State of Hawaii Airports System Revenue; Series 2025, RB(c)(h)(j)	5.50%	07/01/2054	13,350	14,315,879
Idaho–0.55%
Avimor Community Infrastructure District No. 1 (Assessment Area Six); Series 2024 B, RB(a)	5.50%	09/01/2053	2,000	2,018,641
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014, RB	4.00%	10/01/2033	1,000	970,080
Series 2014, RB	4.50%	10/01/2050	10,030	8,736,159
Series 2014, RB	4.55%	10/01/2056	19,500	16,816,291
Series 2021, Ref. RB	8.00%	10/01/2028	2,550	2,532,761
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(a)	4.00%	05/01/2057	1,705	1,219,871
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 B, Ref. RB(a)(f)	0.00%	07/01/2049	9,112	1,636,334
Spring Valley Community Infrastructure District No. 1; Series 2025, RB(a)	6.25%	09/01/2054	4,400	4,539,246
				38,469,383
Illinois–5.61%
Bolingbrook (Village of), IL; Series 2005, RB(g)	6.00%	01/01/2026	4,500	3,195,000
Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB(a)	6.25%	09/01/2045	4,000	3,937,191
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds(h)(j)	6.00%	01/01/2038	64,150	65,429,889
Series 2025 A, GO Bonds	6.00%	01/01/2050	4,275	4,492,757
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(g)	7.46%	02/15/2026	1,262	744,374
Chicago (City of), IL (O’Hare International Airport);
Series 2022 A, RB(c)(h)(j)	5.00%	01/01/2048	14,000	14,196,921
Series 2022 A, RB(c)	5.50%	01/01/2055	3,495	3,622,743
Series 2025 A, RB(c)	5.25%	01/01/2041	5,000	5,457,459
Chicago (City of), IL Board of Education;
Series 2015 C, GO Bonds	5.25%	12/01/2039	28,060	27,507,513
Series 2018 D, GO Bonds	5.00%	12/01/2046	19,170	17,237,405
Series 2022 A, GO Bonds	4.00%	12/01/2047	2,000	1,516,629
Series 2023 A, GO Bonds	5.88%	12/01/2047	3,000	3,013,326
Series 2023 A, GO Bonds	6.00%	12/01/2049	1,000	1,007,829
Series 2025 C, Ref. GO Bonds	5.50%	12/01/2045	6,000	5,827,038
Chicago (City of), IL Midway International Airport; Series 2025 B, Ref. RB	5.00%	01/01/2045	7,000	7,455,083
Evanston (City of), IL (Roycemore School); Series 2021, RB(a)	4.63%	04/01/2051	1,250	1,011,405
Illinois (State of);
Series 2020, GO Bonds	5.75%	05/01/2045	8,750	9,222,442
Series 2025 E, GO Bonds (INS - BAM)(i)	5.00%	09/01/2045	6,975	7,274,105
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(c)	8.00%	06/01/2032	4,020	4,025,360
Illinois (State of) Finance Authority; Series 2025, Ref. RB(a)	5.88%	09/01/2046	12,065	12,009,005
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(a)	5.63%	08/01/2053	500	512,121
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(a)	6.00%	12/01/2045	3,715	3,715,583
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019-04/06/2020; Cost $3,006,277)(e)	5.00%	11/01/2035	3,000	2,077,500
Series 2019 A, Ref. RB (Acquired 11/27/2019-11/08/2022; Cost $17,502,883)(e)	5.00%	11/01/2040	20,210	13,995,425
Series 2019 A, Ref. RB (Acquired 11/27/2019-06/28/2023; Cost $26,884,354)(e)	5.00%	11/01/2049	27,085	18,756,363
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB (Acquired 04/12/2017; Cost $6,415,000)(e)	5.25%	05/15/2037	6,415	6,291,717
Series 2017, Ref. RB (Acquired 04/12/2017-09/08/2020; Cost $12,547,619)(e)	5.25%	05/15/2048	12,770	10,652,382
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022, RB(h)(j)	5.00%	08/15/2051	25,000	25,262,708
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	66,640	49,030,440
Illinois (State of) Finance Authority (Social Bonds); Series 2021, Ref. RB	4.00%	11/01/2051	1,100	948,415
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	$6,995	$6,998,882
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	10,702,452
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(a)	5.45%	01/01/2046	4,895	4,761,041
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 B, RB(f)	0.00%	12/15/2051	13,165	3,657,966
Series 2017 A, RB (INS - AGI)(f)(i)	0.00%	12/15/2056	5,000	1,119,816
Series 2017 B, Ref. RB(f)	0.00%	12/15/2054	5,000	1,188,577
Malta (Village of), IL (Prairie Springs); Series 2006, RB(g)	5.75%	12/30/2025	1,800	432,000
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	15,000	15,084,687
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	1,000	1,001,361
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,055	1,077,824
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,999,853
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(d)	5.80%	03/01/2037	5,615	617,650
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(c)	5.75%	08/01/2042	1,945	1,945,866
Upper Illinois River Valley Development Authority; Series 2025, RB	7.00%	11/01/2060	10,000	9,770,792
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	4.50%	12/31/2038	1,915	1,629,946
Yorkville (United City of), IL (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	1,840	1,840,360
				393,255,201
Indiana–0.48%
Fort Wayne (City of), IN (Silver Birch of Fort Wayne); Series 2017, RB	5.35%	01/01/2038	4,665	4,408,917
Indiana (State of) Finance Authority; Series 2025, RB(a)	6.38%	10/15/2055	1,185	1,188,930
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	13,000	11,723,436
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(a)	5.90%	07/01/2038	1,000	1,000,029
Series 2018 A, Ref. RB(a)	6.00%	07/01/2048	2,750	2,680,237
Indiana (State of) Finance Authority (Unidy Properties LLC);
Series 2025, RB	5.63%	07/01/2050	2,250	2,179,892
Series 2025, RB	5.75%	07/01/2060	2,150	2,084,299
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	6,465	6,413,672
Indianapolis Local Public Improvement Bond Bank (Convention Center Hotel); Series 2023 E, RB	6.00%	03/01/2053	2,000	2,093,988
				33,773,400
Iowa–1.08%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	11,250	11,250,215
Iowa (State of) Finance Authority (Green Bonds); Series 2025, RB(c)	8.13%	07/01/2030	5,675	5,717,545
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2022, Ref. RB(b)(l)	5.00%	12/01/2032	7,700	8,859,187
Series 2022, Ref. RB(b)(l)	5.00%	12/01/2032	7,200	8,283,915
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2023, Ref. RB	7.50%	05/15/2053	3,000	3,332,132
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(a)	6.00%	11/01/2042	6,000	5,929,553
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(f)	0.00%	06/01/2065	213,120	31,979,935
				75,352,482
Kansas–0.21%
Manhattan (City of), KS; Series 2025 A, RB	5.50%	06/01/2055	1,500	1,507,172
Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB(g)(m)	5.75%	12/01/2025	92	67,226
Series 2006 A, RB(g)(m)	5.88%	12/01/2025	173	126,445
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2019, Ref. RB	5.00%	05/15/2034	1,000	1,004,615
Series 2019, Ref. RB	5.00%	05/15/2050	1,915	1,616,702
Series 2024 VIII, Ref. RB	5.88%	05/15/2050	11,000	10,471,254
				14,793,414
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–0.79%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	$5,395	$5,407,226
Series 2016, Ref. RB	5.50%	02/01/2044	8,500	8,507,073
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	5.13%	07/01/2055	1,960	1,633,336
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2012, Ref. RB	5.38%	11/15/2042	2,300	1,981,703
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,569,715
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	1,200	1,184,308
Series 2015, Ref. RB	5.75%	11/15/2045	2,600	2,316,631
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	4,003,641
Kentucky (Commonwealth of) Property & Building Commission (No. 133); Series 2025 A, RB	5.00%	09/01/2045	4,500	4,836,103
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB	6.60%	07/01/2039	9,000	10,370,646
Series 2013 C, RB	6.75%	07/01/2043	5,000	5,667,169
Series 2013 C, RB	6.88%	07/01/2046	7,000	7,938,290
				55,415,841
Louisiana–1.51%
Juban Crossing Community Development District; Series 2024 B, RB	6.25%	06/01/2034	2,425	2,527,867
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,251,218
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,136,378
Series 2015 A, Ref. RB	6.25%	11/15/2045	7,735	7,724,308
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Assumption (Parish of), LA Gomesa); Series 2021, RB(a)	3.88%	11/01/2045	5,110	4,581,008
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron (Parish of), LA Gomesa) (Green Bonds); Series 2018, RB(a)	5.65%	11/01/2037	2,680	2,803,896
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche (Parish of), LA Gomesa); Series 2019, RB(a)	3.95%	11/01/2043	3,415	3,180,223
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(a)	5.38%	11/01/2038	375	388,551
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary (Parish of), LA Gomesa); Series 2019, RB(a)	4.40%	11/01/2044	2,955	2,885,051
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne (Parish of), LA Gomesa); Series 2018 A, RB(a)	5.50%	11/01/2039	1,145	1,187,500
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(a)	4.63%	11/01/2038	1,280	1,300,099
Louisiana (State of) Public Facilities Authority (Acadiana Renaissance Charter Academy); Series 2025, RB(a)	6.15%	06/15/2055	4,500	4,582,120
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(c)	5.50%	09/01/2059	26,950	27,549,759
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation);
Series 2025, Ref. RB	5.50%	05/15/2050	3,050	3,280,485
Series 2025, Ref. RB	5.50%	05/15/2055	11,000	11,735,232
Louisiana (State of) Public Facilities Authority (Waste Pro USA, Inc.); Series 2023, RB(a)(b)(c)	6.50%	10/01/2028	4,500	4,739,063
Plaquemines Port Harbor & Terminal District (NOLA Terminal LLC); Series 2024 A, RB (Acquired 06/04/2024-04/10/2025; Cost $19,535,531)(a)(e)	9.00%	12/01/2044	20,650	17,945,277
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 2, RB(a)	6.35%	07/01/2040	3,000	3,265,611
				106,063,646
Maryland–0.06%
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,415,460
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	2,100	2,034,264
				4,449,724
Massachusetts–1.48%
Collegiate Charter School of Lowell; Series 2019, RB	5.00%	06/15/2049	1,750	1,667,542
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of);
Series 2004 A, Ref. GO Bonds (INS - AMBAC)(h)(i)	5.50%	08/01/2030	$32,040	$35,821,572
Series 2025, RB(h)	5.00%	12/01/2052	30,000	31,486,791
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2025, RB	5.25%	07/01/2045	2,465	2,524,477
Series 2025, RB	5.25%	07/01/2050	2,000	2,021,598
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	8,165	8,060,891
Massachusetts (Commonwealth of) Development Finance Agency (Brown University); Series 2025, RB	5.50%	08/15/2050	4,000	4,167,863
Massachusetts (Commonwealth of) Development Finance Agency (Lasell Village, Inc.); Series 2025, RB	5.25%	07/01/2055	2,000	2,012,616
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(h)	5.50%	07/01/2032	5,015	5,948,655
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2057	10,210	9,879,003
				103,591,008
Michigan–1.32%
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,395	2,394,863
Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,255,456
Grand Blanc Academy; Series 2000, COP(b)(l)	7.75%	02/01/2026	1,020	993,440
Ivywood Classical Academy;
Series 2023, RB	5.88%	01/01/2044	1,970	1,956,939
Series 2023, RB	6.00%	01/01/2054	3,885	3,737,193
Series 2023, RB	6.25%	01/01/2059	2,755	2,687,482
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo);
Series 2021, Ref. RB(a)	5.00%	08/15/2041	1,235	1,121,980
Series 2021, Ref. RB(a)	5.00%	08/15/2051	1,510	1,229,743
Michigan (State of); Series 2024, RB(h)	5.50%	11/15/2049	15,000	16,344,105
Michigan (State of) Finance Authority; Series 2020 B-2, Ref. RB(f)	0.00%	06/01/2065	82,350	8,443,082
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	5.00%	12/01/2046	1,295	1,134,634
Michigan (State of) Finance Authority (McLaren Health Care); Series 2019, RB	4.00%	02/15/2050	14,975	13,303,431
Michigan (State of) Housing Development Authority;
Series 2022, RB(h)(j)	5.10%	12/01/2037	10,000	10,694,384
Series 2022, RB(h)(j)	5.20%	12/01/2040	4,425	4,596,202
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	5,970	4,711,806
Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(a)	5.00%	08/15/2051	2,000	1,628,799
Michigan (State of) Strategic Fund (Improvement); Series 2018, RB(c)	5.00%	12/31/2043	1,000	1,001,245
Michigan Strategic Fund;
Series 2016, RB(f)	0.00%	07/01/2036	1,970	439,310
Series 2016, RB	5.00%	07/01/2046	2,000	446,000
Series 2016, RB	5.00%	07/01/2051	3,080	686,840
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	5,315,580
Waterford Township Economic Development Corp.;
Series 2016 A, RB	5.00%	07/01/2036	4,550	1,014,650
Series 2016 A, RB	5.00%	07/01/2046	4,895	1,091,585
Series 2016 A, RB	5.00%	07/01/2051	2,795	623,285
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2025, Ref. RB	5.00%	12/01/2044	3,250	3,488,905
				92,340,939
Minnesota–1.12%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	3,700	3,517,284
Bethel (City of), MN (Ecumen Obligated Group); Series 2024, Ref. RB	6.25%	03/01/2054	1,000	962,543
Bethel (City of), MN (Spectrum High School); Series 2024, RB	5.00%	07/01/2059	2,750	2,560,439
Brainerd (City of), MN;
Series 2025, RB	5.75%	05/01/2050	2,565	2,593,848
Series 2025, RB	6.00%	05/01/2055	2,665	2,720,669
Series 2025, RB	6.00%	05/01/2060	2,400	2,428,411
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Brooklyn Park (City of), MN (Prairie Seeds Academy);
Series 2024, Ref. RB	5.13%	06/15/2054	$4,420	$4,049,447
Series 2024, Ref. RB	5.25%	06/15/2064	2,100	1,905,178
Coon Rapids (City of), MN (Athlos Leadership Academy); Series 2025, Ref. RB	6.50%	06/15/2065	5,000	5,028,301
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2053	3,000	3,025,370
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy); Series 2018, Ref. RB	5.00%	11/01/2048	2,000	1,612,764
Minneapolis (City of), MN (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/2049	5,600	5,564,746
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	6,003,157
Shakopee (City of), MN; Series 2025, Ref. RB	5.75%	11/01/2055	2,350	2,351,741
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $25,778,941)(a)(b)(d)(e)	6.00%	07/01/2027	25,779	2,577,894
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.50%	03/01/2029	355	355,189
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2018, RB	5.13%	12/01/2049	7,560	7,208,003
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	1,002,420
Series 2016, Ref. RB	6.00%	09/01/2051	3,550	3,559,291
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	3,800	2,959,806
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	4,772,176
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	1,185	1,080,210
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,227,953
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	3,210	2,456,785
Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	3,220,843
Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	3,211,417
Series 2018 B, Ref. RB	6.75%	12/01/2025	230	230,000
				78,185,885
Mississippi–0.19%
Mississippi (State of) Development Bank (Hancock County Gomesa) (Green Bonds); Series 2019, RB(a)	4.55%	11/01/2039	1,585	1,602,866
Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(a)	3.63%	11/01/2036	800	758,687
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2055	10,000	10,668,393
				13,029,946
Missouri–1.15%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(g)	5.50%	04/01/2027	4,906	1,373,672
Dardenne Town Square Transportation Development District; Series 2006 A, RB(m)	5.00%	05/01/2036	5,190	1,764,600
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(g)(m)	5.75%	12/01/2028	1,250	800,000
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(a)	5.25%	12/01/2048	6,415	6,419,900
Series 2019 B, RB(a)	7.75%	12/15/2048	3,853	3,863,693
Kansas City (City of), MO Industrial Development Authority (Historic Northeast Redevelopment Plan); Series 2024, RB(a)	5.00%	06/01/2054	1,250	1,185,671
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2020, RB (INS - AGI)(c)(i)	4.00%	03/01/2057	750	658,932
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(c)	6.45%	05/01/2040	1,572	1,560,375
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	3,285	3,289,109
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,000	957,530
Series 2017 A, Ref. RB	5.25%	05/15/2050	16,750	14,833,790
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2024 A, Ref. RB	5.25%	08/15/2044	$270	$272,330
Series 2024 A, Ref. RB	5.63%	08/15/2054	960	967,715
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(a)	6.00%	06/01/2046	6,170	6,051,085
Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB(h)	5.13%	05/01/2052	10,005	10,286,062
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2024, Ref. RB	5.25%	02/01/2054	1,250	1,242,506
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2025, Ref. RB(a)	6.25%	10/01/2055	3,600	3,629,337
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(a)	4.25%	12/01/2042	4,870	4,363,471
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.13%	09/01/2048	6,720	6,657,810
Series 2018 A, RB	5.13%	09/01/2049	6,475	6,391,665
Series 2018 A, RB	5.25%	09/01/2053	3,900	3,856,656
				80,425,909
Montana–0.11%
Kalispell (City of), MT (Immanuel Living At Buffalo Hill); Series 2025, Ref. RB	6.00%	05/15/2060	3,250	3,318,211
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	1,005,144
Series 2017, Ref. RB	5.25%	05/15/2047	3,395	3,161,247
				7,484,602
Nebraska–0.27%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	2,500	2,687,530
Omaha (City of), NE Public Power District; Series 2025 B, RB	5.00%	02/01/2055	15,500	16,261,782
				18,949,312
Nevada–0.15%
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	490	491,372
Las Vegas (City of), NV Special Improvement District No. 613; Series 2024, RB	5.50%	12/01/2053	600	609,835
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC) (Green Bonds); Series 2017, RB(a)(c)	6.25%	12/15/2037	781	8
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB(b)(c)	12.00%	11/02/2026	2,165	1,840,250
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1);
Series 2022, RB(a)	5.75%	06/01/2042	340	351,979
Series 2022, RB(a)	6.00%	06/01/2052	1,750	1,799,751
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(a)(f)	0.00%	07/01/2058	22,500	3,684,427
Series 2018 D, Ref. RB(a)(f)	0.00%	07/01/2058	13,000	1,539,859
				10,317,481
New Hampshire–1.83%
New Hampshire (State of) Business Finance Authority;
Series 2025 A, RB(a)(f)	0.00%	02/01/2035	36,978	20,590,730
Series 2025, RB(a)(f)	0.00%	12/15/2032	10,000	6,273,486
Series 2025, RB	5.15%	09/28/2037	1,000	1,014,296
New Hampshire (State of) Business Finance Authority (Covanta); Series 2018 C, Ref. RB(a)(c)	4.88%	11/01/2042	7,500	6,832,301
New Hampshire (State of) Business Finance Authority (Grace Christian School);
Series 2025, RB	5.75%	08/01/2055	12,355	12,302,952
Series 2025, RB	6.00%	08/01/2065	5,905	5,956,460
New Hampshire (State of) Business Finance Authority (Green Bonds); Series 2025, RB	4.09%	01/20/2041	4,971	4,936,593
New Hampshire (State of) Business Finance Authority (Megatel); Series 2025, RB(a)(f)	0.00%	12/15/2033	10,985	6,798,755
New Hampshire (State of) Business Finance Authority (River Ranch); Series 2025, RB(a)(f)	0.00%	12/01/2031	27,000	18,954,956
New Hampshire (State of) Business Finance Authority (Social Certificates); Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	9,920	9,815,350
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(a)(f)	0.00%	04/01/2032	4,000	2,712,219
New Hampshire (State of) Business Finance Authority (The Wildflower Project); Series 2025, RB(a)(f)	0.00%	12/15/2033	5,750	3,529,666
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(a)(f)	0.00%	12/01/2034	$38,000	$21,376,280
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(a)	5.63%	12/15/2033	4,455	4,581,597
Series 2024, RB(a)	6.25%	12/15/2038	2,145	2,251,874
				127,927,515
New Jersey–2.19%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds);
Series 2022, RB	6.00%	06/15/2047	1,425	1,493,262
Series 2022, RB	6.00%	06/15/2062	4,300	4,464,308
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(c)	5.25%	09/15/2029	33,235	33,278,385
Series 2000 A, RB(c)	5.63%	11/15/2030	20,000	20,034,682
Series 2012, RB(c)	5.75%	09/15/2027	24,180	24,220,465
New Jersey (State of) Economic Development Authority (NACT Somerset, Inc.); Series 2024, RB(a)	7.00%	08/01/2054	7,265	7,161,715
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(c)	5.38%	01/01/2043	3,500	3,503,195
Series 2013, RB(c)	5.63%	01/01/2052	10,750	10,758,745
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 A, RB(f)	0.00%	12/15/2037	10,000	6,417,081
Series 2019, Ref. RB	5.00%	12/15/2039	6,300	6,635,862
Series 2023, RB(h)(j)	5.25%	06/15/2050	12,000	12,656,214
Series 2025 AA, RB	5.00%	06/15/2044	5,675	6,074,072
Series 2025 AA, RB	5.00%	06/15/2045	5,500	5,850,920
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	5.00%	06/01/2046	11,255	10,943,920
				153,492,826
New Mexico–0.10%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2039	1,225	1,215,097
Winrock Town Center Tax Increment Development District No. 1; Series 2020, RB(a)	8.00%	05/01/2040	5,453	5,456,654
				6,671,751
New York–12.44%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,420	1,420,746
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(f)	0.00%	07/15/2034	14,345	10,269,436
Series 2009, RB(f)	0.00%	07/15/2044	23,805	9,429,144
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2047	1,160	987,365
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	1,325	1,334,516
Series 2017 A, RB	5.00%	08/01/2047	4,290	4,161,042
Series 2017 A, RB	5.00%	08/01/2052	790	750,261
Build NYC Resource Corp.; Series 2025, RB(a)	5.63%	07/01/2045	2,000	1,991,563
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(c)(n)	5.50%	12/31/2040	13,140	12,965,367
Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2053	1,240	1,126,958
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(a)	4.00%	06/15/2041	1,310	1,144,510
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(a)	5.00%	06/15/2033	600	633,519
Series 2023, RB(a)	5.50%	06/15/2053	1,150	1,137,976
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	1,000	993,732
Metropolitan Transportation Authority (Green Bonds);
Series 2019 C, RB (INS - AGI)(i)	4.00%	11/15/2046	14,745	13,551,436
Series 2020 A-1, RB	4.00%	11/15/2053	27,500	24,425,574
Series 2020 D-1, RB	5.00%	11/15/2045	10,000	10,258,179
Series 2024 A, Ref. RB	5.25%	11/15/2049	12,000	12,647,912
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School);
Series 2024, RB(a)	5.00%	07/01/2054	$2,025	$1,816,947
Series 2024, RB(a)	5.00%	07/01/2059	2,610	2,320,441
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	10,200	8,944,739
Nassau (County of), NY Industrial Development Agency; Series 2021, RB(f)(g)	0.00%	01/01/2058	30,886	0
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,390	8,384,881
Series 2006 A-3, RB	5.13%	06/01/2046	67,625	51,444,217
Series 2006 B, RB(f)	0.00%	06/01/2046	105,990	31,357,809
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, RB	6.13%	06/01/2094	1,500	1,502,533
New York (City of), NY;
Series 2025, GO Bonds(h)(j)	5.25%	04/01/2054	15,000	15,689,669
Subseries 2023 B-1, GO Bonds(h)	5.25%	10/01/2047	10,000	10,493,582
New York (City of), NY Municipal Water Finance Authority;
Series 2024 AA, RB	5.25%	06/15/2053	4,000	4,245,462
Series 2025, RB(h)	5.00%	06/15/2051	25,000	25,928,515
Subseries 2023 AA-3, RB(h)	5.00%	06/15/2047	10,000	10,505,318
New York (City of), NY Transitional Finance Authority; Series 2022, RB(h)	5.25%	11/01/2048	12,500	13,158,818
New York (State of) Dormitory Authority; Series 2018 E, RB(h)	5.00%	03/15/2046	35,050	35,937,228
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB (INS - AGI)(i)	3.00%	09/01/2050	14,775	10,913,156
New York (State of) Dormitory Authority (New School (The)); Series 2025 A, Ref. RB	4.25%	07/01/2050	4,500	4,188,150
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2053	15,000	13,598,640
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2057	15,000	13,966,441
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2056	5,000	4,660,623
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	30,000	26,998,734
New York City Health and Hospitals Corp. (Green Bonds);
Series 2022 F-1, RB (CEP - Federal Housing Administration)	4.85%	11/01/2052	3,000	2,996,076
Series 2022 F-1, RB (CEP - Federal Housing Administration)	4.90%	11/01/2057	3,000	3,011,680
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016, RB(f)	0.00%	11/15/2049	13,390	4,414,882
New York Counties Tobacco Trust IV;
Series 2005 F, RB(f)	0.00%	06/01/2060	50,000	2,374,515
Series 2010 A, RB(a)	6.25%	06/01/2041	5,992	5,784,758
New York Counties Tobacco Trust V;
Series 2005 S-2, RB(f)	0.00%	06/01/2050	45,500	6,933,386
Series 2005 S-3, RB(f)	0.00%	06/01/2055	268,000	22,291,141
New York Liberty Development Corp. (3 World Trade Center); Series 2014-3, Ref. RB(a)	7.25%	11/15/2044	46,500	46,534,433
New York Liberty Development Corp. (7 World Trade Center); Series 2022, Ref. RB	3.13%	09/15/2050	9,130	6,930,773
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGI)(i)	3.00%	11/15/2051	10,000	7,354,373
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(c)	5.25%	08/01/2031	5,965	6,187,848
Series 2020, Ref. RB(c)	5.38%	08/01/2036	11,505	12,022,203
Series 2021, Ref. RB(c)	3.00%	08/01/2031	2,400	2,276,468
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2020, RB(c)	4.38%	10/01/2045	8,200	7,736,833
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(c)	6.00%	06/30/2054	30,745	31,983,258
Series 2023, RB(c)	5.38%	06/30/2060	14,230	14,280,842
Series 2024, RB(c)	5.50%	06/30/2060	30,000	30,407,976
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds); Series 2023, RB (INS - BAM)(c)(i)	5.38%	06/30/2060	7,500	7,653,736
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(c)	5.25%	01/01/2050	13,695	13,694,858
Series 2023, RB(c)	5.63%	04/01/2040	18,500	19,441,269
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB (INS - AGI)(c)(i)	4.00%	12/01/2042	5,000	4,800,850
Series 2024, Ref. RB (INS - AGI)(c)(i)(k)	5.00%	12/31/2054	2,250	1,471,027
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds);
Series 2024, Ref. RB (INS - AGI)(c)(i)	5.25%	12/31/2054	$3,840	$3,906,653
Series 2024, Ref. RB(c)	5.50%	12/31/2060	10,000	10,222,315
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(a)(c)	4.75%	11/01/2042	8,285	7,435,964
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(a)(f)	0.00%	08/15/2060	368,350	26,956,295
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.75%	12/01/2044	8,800	8,951,058
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(d)	5.00%	07/01/2027	1,985	397,000
Series 2013 A, RB(d)	5.00%	07/01/2038	5,700	1,140,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2021 A, RB	4.00%	11/15/2056	10,000	9,123,462
Series 2022 A, RB(h)	5.00%	05/15/2057	11,490	11,796,084
Series 2025, RB(h)(j)	5.25%	05/15/2057	20,000	20,924,314
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	9,325	8,293,964
Series 2016 B, Ref. RB	5.00%	06/01/2048	23,395	20,613,487
Ulster County Capital Resource Corp.; Series 2025, RB(a)	5.88%	09/15/2059	2,000	1,981,161
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(c)	7.00%	06/01/2046	51,990	54,132,316
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	0	404
Westchester County Local Development Corp.;
Series 2021, Ref. RB(a)	5.00%	07/01/2041	5,000	4,988,419
Series 2025, RB	7.50%	11/01/2055	6,000	6,632,208
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	7,980,051
				871,343,479
North Carolina–0.08%
North Carolina (State of) Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	1,485	1,471,271
Series 2018 A, RB	5.00%	10/01/2048	5,055	4,455,447
				5,926,718
North Dakota–0.28%
Grand Forks (City of), ND (Altru Health System);
Series 2021, Ref. RB	4.00%	12/01/2046	9,395	8,172,147
Series 2021, Ref. RB	4.00%	12/01/2051	11,845	9,891,428
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	5.00%	05/01/2050	1,500	1,504,554
				19,568,129
Ohio–3.62%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	11,000	7,835,390
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	68,005	57,364,115
Series 2020 B-3, Ref. RB(f)	0.00%	06/01/2057	86,730	7,620,159
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2024, Ref. RB(a)	5.88%	01/01/2049	1,350	1,343,546
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Pinecrest Public Improvement); Series 2017, RB(a)	7.00%	11/15/2048	7,360	7,643,657
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(c)	5.38%	09/15/2027	4,190	4,195,811
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(a)	5.00%	06/01/2028	2,295	2,315,778
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.25%	02/15/2047	5,500	5,386,197
Dayton-Montgomery County Port Authority (Dayton Regional Stem Schools, Inc.);
Series 2024, RB	5.00%	12/01/2054	800	797,521
Series 2024, RB	5.00%	12/01/2060	1,100	1,090,942
Franklin (County of), OH (Wesley Communities);
Series 2020, Ref. RB	5.25%	11/15/2040	1,000	1,011,160
Series 2020, Ref. RB	5.25%	11/15/2055	7,425	6,858,718
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center); Series 2019, RB	5.00%	12/01/2051	2,500	2,439,846
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.); Series 2024, Ref. RB	5.00%	12/01/2063	18,625	18,922,519
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Greene (County of), OH Port Authority (Community First Solutions Obligated Group);
Series 2024, RB	5.00%	05/15/2055	$2,435	$2,339,308
Series 2024, RB	5.00%	05/15/2059	4,040	3,833,280
Hamilton (County of), OH (Life Enriching Communities); Series 2025, Ref. RB	5.50%	01/01/2050	1,900	1,940,934
Hamilton (County of), OH (UC Health);
Series 2020, RB	4.00%	09/15/2050	19,100	15,951,031
Series 2025 A, Ref. RB	5.50%	08/01/2051	2,500	2,583,244
Marion (County of), OH (United Church Homes, Inc.); Series 2019, Ref. RB	5.13%	12/01/2049	3,545	2,692,090
Montgomery (County of), OH (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2045	14,245	12,485,713
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $4,695,340)(a)(d)(e)	6.00%	04/01/2038	5,771	72,136
Series 2018 A, RB (Acquired 04/01/2020-09/14/2020; Cost $936,226)(a)(d)(e)	6.25%	04/01/2049	1,679	20,986
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	16,930	16,835,316
Series 2013, RB	5.00%	02/15/2048	15,250	14,732,139
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(a)(c)	5.00%	07/01/2049	4,900	4,466,540
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2025);
Series 2025, RB	5.50%	10/01/2050	1,300	1,305,854
Series 2025, RB	5.50%	10/01/2057	1,800	1,801,312
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2054	1,535	1,569,157
Ohio (State of) Housing Finance Agency;
Series 2025, RB(a)	8.75%	01/01/2034	900	901,877
Series 2025, RB(a)	8.75%	01/01/2039	1,000	1,004,807
Series 2025, RB(a)	6.25%	01/01/2045	2,865	2,937,608
Series 2025, RB(a)	6.25%	01/01/2045	2,970	3,045,269
Series 2025, RB(a)	6.25%	01/01/2045	2,360	2,419,810
Series 2025, RB(a)	6.38%	01/01/2045	2,810	2,903,991
Ohio (State of) Housing Finance Agency (Silver Birch of Mansfield); Series 2024, RB(a)	6.00%	01/01/2045	2,000	2,005,160
Ohio State University (The) (Green Bonds); Series 2021 A, GO Bonds (INS - AGI)(h)(i)	5.50%	11/01/2059	10,000	10,513,123
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	4,881,661
University of Cincinnati; Series 2025, RB(h)	5.25%	06/01/2054	15,000	15,806,435
				253,874,140
Oklahoma–1.69%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	2,645	2,470,507
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(a)	6.25%	06/15/2054	3,325	3,219,899
Series 2024, RB(a)	6.50%	06/15/2064	4,275	4,239,458
Oklahoma (State of) Capitol Improvement Authority; Series 2025, RB(h)	5.25%	07/01/2055	17,500	18,752,377
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2035	1,700	1,691,165
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB(d)	6.88%	11/01/2046	2,469	10,369
Series 2016 A, RB(d)	6.63%	11/30/2049	1,164	4,891
Series 2016 A, RB(d)	7.00%	11/01/2051	2,429	10,202
Series 2016 B-1, RB(d)	5.25%	11/30/2049	1,664	6,987
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(c)	5.50%	06/01/2035	18,625	18,639,021
Series 2001 B, Ref. RB(c)	5.50%	12/01/2035	15,000	15,010,575
Series 2001 C, Ref. RB(c)	5.50%	12/01/2035	47,625	47,658,576
Tulsa Municipal Airport Trust Trustees (American Airlines, Inc.);
Series 2025, Ref. RB(c)	6.25%	12/01/2035	4,000	4,615,983
Series 2025, Ref. RB(c)	6.25%	12/01/2040	2,000	2,246,790
				118,576,800
Oregon–0.62%
Oregon (State of) Facilities Authority (Legacy Health); Series 2016 A, Ref. RB	4.00%	06/01/2046	16,025	14,555,900
Oregon Health & Science University (Green Bonds); Series 2021 A, Ref. RB	3.00%	07/01/2051	10,000	7,101,817
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(c)	5.50%	07/01/2048	10,000	10,622,587
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Umatilla County School District No. 6R Umatilla; Series 2023 B, GO Bonds (CEP - Oregon School Bond Guaranty)(f)	0.00%	06/15/2053	$10,000	$2,521,470
Washington & Multnomah Counties School District No. 48J Beaverton;
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(f)	0.00%	06/15/2043	5,000	2,198,375
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(f)	0.00%	06/15/2045	2,500	971,924
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(f)	0.00%	06/15/2047	2,500	862,420
Yamhill (County of), OR Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	2,035	1,814,802
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	1,425	1,270,807
Series 2021 A, Ref. RB	5.00%	11/15/2051	1,850	1,597,544
				43,517,646
Pennsylvania–1.74%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport); Series 2021 A, RB(c)	5.00%	01/01/2051	10,000	10,039,987
Allegheny (County of), PA Sanitary Authority; Series 2022, RB	5.00%	06/01/2053	3,000	3,122,453
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(a)	6.00%	05/01/2042	4,610	4,829,920
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street); Series 2024, RB(a)	6.00%	05/01/2042	1,320	1,342,302
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,753,049
Series 2018, Ref. RB	5.00%	12/01/2043	4,800	4,567,239
Series 2019, RB	5.00%	12/01/2054	2,000	1,746,625
Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019, Ref. RB	4.00%	07/01/2049	3,465	3,049,568
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	0	305
Series 2014 B, RB(k)	7.50%	02/01/2044	116	71,948
Series 2014 C, RB(d)(f)	0.00%	02/01/2044	1,525	8,661
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(c)	5.50%	11/01/2044	4,000	4,001,583
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(c)	5.25%	06/30/2053	11,000	11,188,799
Series 2022, RB(c)	6.00%	06/30/2061	18,500	19,637,045
Series 2022, RB (INS - AGI)(c)(i)	5.75%	12/31/2062	13,000	13,814,143
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	3,275	2,950,752
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,560	2,563,312
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	3,953,420
Philadelphia (City of), PA Authority for Industrial Development (MaST II Charter School); Series 2016 B, RB	5.63%	08/01/2036	30	30,151
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	18,625	19,496,270
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	6,120	6,127,719
Series 2017, Ref. RB	5.00%	07/01/2049	2,930	2,653,190
Tender Option Bond Trust Receipts/Certificates; Series 2025, VRD RB(a)(c)(o)	2.84%	06/30/2048	5,000	5,000,000
				121,948,441
Puerto Rico–5.48%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	16,770	17,000,188
Series 2002, RB	5.63%	05/15/2043	5,415	5,504,297
Series 2005 A, RB(f)	0.00%	05/15/2050	344,980	71,161,405
Series 2008 B, RB(f)	0.00%	05/15/2057	784,260	23,705,670
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	$24,758	$22,893,787
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	19,150	17,039,402
Subseries 2022, RN(f)	0.00%	11/01/2043	2,115	1,356,151
Subseries 2022, RN(f)	0.00%	11/01/2051	5,926	3,874,427
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(d)	5.00%	07/01/2026	6,685	4,462,237
Series 2007 TT, RB(d)	5.00%	07/01/2027	2,350	1,568,625
Series 2007 UU, Ref. RB (3 mo. Term SOFR + 0.68%)(d)(p)	3.73%	07/01/2026	4,250	2,826,250
Series 2007 UU, Ref. RB (3 mo. USD LIBOR + 0.70%)(d)(p)	3.95%	07/01/2031	2,050	1,368,375
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2030	15,785	15,940,773
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2032	9,305	9,429,034
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2033	4,380	4,441,717
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2035	6,080	6,116,774
Series 2008 WW, RB(d)	5.25%	07/01/2033	2,200	1,468,500
Series 2010 AAA, RB(d)	5.25%	07/01/2026	840	558,600
Series 2010 AAA, RB(d)	5.25%	07/01/2031	1,350	901,125
Series 2010 CCC, RB(d)	5.00%	07/01/2026	325	216,125
Series 2010 CCC, RB(d)	5.00%	07/01/2028	960	640,800
Series 2010 CCC, RB(d)	5.25%	07/01/2028	7,600	5,073,000
Series 2010 EEE, RB(d)	6.05%	07/01/2032	895	597,413
Series 2010 XX, RB(d)	4.63%	07/01/2026	620	412,300
Series 2010 XX, RB(d)	5.25%	07/01/2026	385	256,988
Series 2010 XX, RB(d)	5.25%	07/01/2035	6,799	4,538,332
Series 2010 YY, RB(d)	6.13%	07/01/2040	1,200	801,000
Series 2010 ZZ, Ref. RB(d)	4.63%	07/01/2026	640	425,600
Series 2010 ZZ, Ref. RB(d)	5.00%	07/01/2026	340	226,100
Series 2010 ZZ, Ref. RB(d)	5.00%	07/01/2026	435	290,363
Series 2010 ZZ, Ref. RB(d)	5.25%	07/01/2026	875	584,063
Series 2010 ZZ, Ref. RB(d)	5.25%	07/01/2026	65	43,225
Series 2010 ZZ, Ref. RB(d)	5.00%	07/01/2028	310	206,925
Series 2012 A, RB(d)	4.80%	07/01/2029	2,260	1,508,550
Series 2012 A, RB(d)	5.00%	07/01/2029	3,535	2,359,612
Series 2013 A, RB(d)	7.25%	07/01/2030	2,120	1,415,100
Series 2013 A, RB(d)	7.00%	07/01/2033	4,030	2,690,025
Series 2013 A, RB(d)	7.00%	07/01/2040	2,675	1,785,563
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 04/30/2019-04/01/2025; Cost $1,983,941)(e)	6.63%	01/01/2027	1,827	1,817,684
Series 2023 A, RB (Acquired 04/30/2019-01/08/2020; Cost $15,237,442)(e)	6.63%	01/01/2028	13,222	13,128,302
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2033	11,463	8,704,329
Series 2018 A-1, RB(f)	0.00%	07/01/2046	30,515	10,405,433
Series 2018 A-1, RB(f)	0.00%	07/01/2051	149,221	37,188,365
Series 2018 A-1, RB	4.75%	07/01/2053	32,479	30,919,957
Series 2019 A-2, RB	4.33%	07/01/2040	31,401	30,627,948
Series 2019 A-2, RB	4.33%	07/01/2040	11,200	10,924,271
Series 2019 A-2, RB	4.54%	07/01/2053	314	286,408
Series 2019 A-2, RB	4.78%	07/01/2058	4,223	3,986,806
				383,677,924
Rhode Island–0.02%
Rhode Island Health & Educational Building Corp.; Series 2025 A, RB (INS - AGI)(i)	5.00%	07/01/2045	1,500	1,537,396
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	29,958
				1,567,354
South Carolina–0.51%
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.75%	11/15/2054	9,350	9,701,225
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Bishop Gadsden Episcopal); Series 2025, RB	5.38%	04/01/2056	$1,000	$1,001,150
South Carolina (State of) Jobs-Economic Development Authority (Greer Preparatory Academy Project); Series 2024, RB(a)	6.50%	06/15/2054	3,420	3,433,325
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(a)	5.75%	06/15/2049	2,000	1,764,813
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	1,000	879,679
Series 2013, RB	5.13%	05/01/2048	2,000	1,703,664
Series 2017, Ref. RB	5.00%	05/01/2042	250	224,998
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(a)	5.00%	06/15/2054	2,375	2,149,806
South Carolina (State of) Jobs-Economic Development Authority (Rolling Green Village); Series 2025, RB	5.75%	12/01/2060	1,000	995,634
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,085	1,023,171
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2025 A, RB	5.63%	10/01/2050	700	701,442
Series 2025 A, RB	5.63%	10/01/2060	500	492,875
South Carolina (State of) Public Service Authority; Series 2025 A, RB (INS - AGI)(i)	5.00%	12/01/2055	3,000	3,094,034
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	7,070	7,437,955
South Carolina Jobs-Economic Development Authority (Rolling Green Village); Series 2025, RB	5.80%	12/01/2050	1,150	1,164,519
				35,768,290
Tennessee–1.22%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	11,596,338
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee);
Series 2024 A-1, RB (INS - BAM)(i)	5.00%	07/01/2064	4,000	4,078,409
Series 2024 B-1, RB (INS - BAM)(i)	5.00%	07/01/2049	1,500	1,542,277
Series 2024 B-1, RB (INS - BAM)(i)	5.13%	07/01/2054	2,500	2,576,809
Series 2024 B-1, RB (INS - BAM)(i)	5.25%	07/01/2064	6,110	6,294,846
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	188,772
Series 2017 A, Ref. RB	5.63%	01/01/2046	750	513,586
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018; Cost $11,574,346)(a)(d)(e)	6.00%	04/01/2038	11,808	147,596
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $10,148,228)(a)(d)(e)	6.25%	04/01/2049	15,399	192,495
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(a)	5.50%	09/01/2047	15,000	12,937,155
Series 2016 A, Ref. RB(a)	5.00%	09/01/2031	750	710,071
Tennessee (State of) School Bond Authority;
Series 2022 A, RB (CEP - Colorado Higher Education Intercept Program)(h)	5.00%	11/01/2052	30,000	31,374,459
Series 2022, RB (CEP - Colorado Higher Education Intercept Program)(h)	5.00%	11/01/2047	12,835	13,531,120
				85,683,933
Texas–8.67%
Anna (City of), TX; Series 2025, RB	5.20%	09/15/2045	1,000	1,001,032
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2024, RB(a)	4.88%	06/15/2054	1,100	995,036
Series 2024, RB(a)	4.88%	06/15/2059	1,000	896,465
Series 2024, RB(a)	5.00%	06/15/2064	1,200	1,079,901
Series 2025, Ref. RB(a)	5.75%	06/15/2055	2,000	2,021,288
Series 2025, Ref. RB(a)	5.88%	06/15/2065	2,250	2,279,398
Arlington Higher Education Finance Corp. (Cypress Christian School);
Series 2024, RB(a)	5.75%	06/01/2043	1,500	1,522,905
Series 2024, RB(a)	6.00%	06/01/2053	1,250	1,254,977
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Arlington Higher Education Finance Corp. (Great Hearts America - Texas);
Series 2024, RB	4.75%	08/15/2044	$1,000	$961,939
Series 2024, RB	5.00%	08/15/2049	1,180	1,153,364
Series 2024, RB	5.00%	08/15/2054	1,330	1,281,034
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.38%	02/15/2051	8,025	5,842,649
Series 2021, Ref. RB	4.50%	02/15/2056	3,000	2,161,481
Series 2022, RB(a)	6.50%	02/15/2057	6,000	5,820,757
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2021, RB	5.00%	08/15/2041	775	628,584
Series 2021, RB	5.00%	08/15/2051	5,370	3,809,972
Arlington Higher Education Finance Corp. (Odyssey Academy, Inc.);
Series 2023 A, RB(a)	6.00%	02/15/2043	3,825	3,511,698
Series 2023 A, RB(a)	6.13%	02/15/2053	5,000	4,377,101
Aubrey (City of), TX (Duck Point Public Improvement Disctrict); Series 2025, RB(a)	5.38%	12/31/2045	1,100	1,095,302
Austin (City of), TX; Series 2025, Ref. RB	5.00%	11/15/2044	8,000	8,545,030
Birdville Independent School District; Series 2023, GO Bonds (INS - BAM)(i)	4.00%	02/15/2048	11,440	10,790,319
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019 A, RB (Acquired 04/12/2023; Cost $154,557)(a)(c)(d)(e)	9.00%	03/01/2039	152	22,040
Series 2019, RB (Acquired 11/13/2019; Cost $716,000)(c)(d)(e)	7.00%	03/01/2039	716	103,820
Series 2019, RB (Acquired 03/16/2020-08/04/2023; Cost $243,819)(a)(c)(d)(e)	9.00%	03/01/2039	235	34,075
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(a)(c)	3.63%	07/01/2026	15,120	14,770,176
Celina (City of), TX (The Laskes at Mustang Ranch Public Improvement Phases #8-9); Series 2025, RB(a)	5.50%	09/01/2045	300	301,483
El Paso (City of), TX;
Series 2022 A, RB (INS - BAM)(i)	4.00%	03/01/2048	9,950	9,409,437
Series 2022, RB	5.00%	03/01/2049	9,000	9,928,334
Grand Parkway Transportation Corp.; Series 2013 B, RB	5.85%	10/01/2048	17,000	17,961,255
Harris (County of), TX; Series 2021, GO Bonds	4.00%	10/01/2036	10	10,332
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2016, Ref. RB	5.00%	01/01/2048	4,280	4,104,740
Harris County Hospital District; Series 2025, GO Bonds(h)	5.50%	02/15/2050	12,500	13,650,219
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(c)	4.00%	07/15/2041	13,745	12,511,955
Houston (City of), TX Airport System (Continental Airlines, Inc.); Series 2011 A, Ref. RB(b)(c)(l)	6.63%	12/08/2025	14,000	14,009,580
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(c)	5.00%	07/01/2029	11,985	11,998,348
Series 2021 A, RB(c)	4.00%	07/01/2041	2,500	2,276,132
Lamar Consolidated Independent School District;
Series 2023, GO Bonds	4.00%	02/15/2048	25,000	23,512,642
Series 2025, GO Bonds (INS - AGI)(h)(i)	5.50%	02/15/2058	30,000	32,209,815
Lower Colorado River Authority; Series 2025, RB(a)	5.25%	05/15/2053	10,000	10,535,824
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2023, Ref. RB (INS - AGI)(h)(i)	5.25%	05/15/2053	10,000	10,535,824
Lowry Crossing (City of), TX (Simpson Road Public Improvement); Series 2025, RB(a)	5.75%	09/15/2045	740	760,847
Magnolia Independent School District; Series 2023, GO Bonds(b)(l)	4.00%	08/15/2032	640	695,667
Mesquite (City of), TX; Series 2025, RB	5.50%	09/01/2045	1,050	1,053,826
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.25%	10/01/2045	3,000	3,121,533
Series 2025 A, RB	6.50%	10/01/2055	7,790	8,076,747
Series 2025 A, RB	6.50%	10/01/2060	6,990	7,220,249
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB(d)	5.00%	07/01/2037	1,610	483,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $285,000)(d)(e)	7.50%	11/15/2037	285	285,000
Series 2021 A-2, RB (Acquired 11/24/2021; Cost $2,390,000)(d)(e)	7.50%	11/15/2036	2,390	2,390,000
Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $7,844,246)(d)(e)	2.00%	11/15/2061	7,844	3,373,183
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	20,530	19,412,932
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	7,790	7,599,104
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	$1,365	$1,314,603
Series 2016 A, RB	5.50%	11/15/2046	4,475	3,912,646
Series 2016 A, RB	5.50%	11/15/2052	850	715,277
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 A, RB	6.88%	10/01/2057	500	506,058
Series 2022, RB	5.50%	10/01/2027	290	290,306
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	3,000	2,971,268
Series 2018, Ref. RB	5.25%	10/01/2049	12,840	12,104,122
Series 2020, RB	5.25%	10/01/2055	2,105	1,942,137
Newark High Education Finance Corp. (Hughen Center, Inc.); Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	500	513,822
North Texas Tollway Authority; Series 2011 B, RB(b)(f)(l)	0.00%	09/01/2031	15,500	8,336,914
Port Beaumont Navigation District (Jefferson Gulf Coast Energy); Series 2024, RB(a)(c)	5.25%	01/01/2054	2,000	1,920,575
Princeton (City of), TX (Eastridge Public Improvement District); Series 2025, RB(a)	5.63%	09/01/2055	700	711,717
Princeton (City of), TX (Westridge Public Improvement District); Series 2025, RB(a)	5.63%	09/01/2055	685	689,988
San Antonio (City of), TX; Series 2023 A, Ref. RB(h)	5.50%	02/01/2050	10,000	10,763,078
San Antonio Education Facilities Corp. (University of the Incarnate Word);
Series 2025, RB	5.00%	10/01/2050	1,200	1,137,960
Series 2025, RB	5.50%	10/01/2055	1,815	1,829,451
Seagoville (City of), TX; Series 2025, RB(a)	5.75%	09/15/2045	625	641,004
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	5,000	4,776,509
Tarrant County Cultural Education Facilities Finance Corp.;
Series 2017, RB	6.00%	02/15/2037	100	79,000
Series 2017, RB	6.13%	02/15/2048	110	86,900
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	3,000	3,005,920
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health);
Series 2022, RB(h)	5.00%	11/15/2051	15,000	15,462,770
Series 2024, Ref. VRD RB(o)	0.90%	11/15/2050	5,000	5,000,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.00%	11/15/2027	1,950	1,984,751
Series 2017, RB	6.75%	11/15/2047	13,125	13,230,102
Series 2017, RB	6.75%	11/15/2052	965	971,855
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB(d)	5.75%	02/15/2029	1,600	1,264,000
Series 2009 A, RB(d)	8.00%	02/15/2038	15,135	11,956,650
Series 2017 A, RB(d)	6.38%	02/15/2048	27,110	21,416,900
Series 2017 A, RB(d)	6.38%	02/15/2052	25,055	19,793,450
Series 2017, RB(d)	6.38%	02/15/2041	8,755	6,916,450
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2022 A, RB	4.00%	07/01/2053	4,345	3,855,940
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center); Series 2025, Ref. RB	4.13%	12/01/2054	5,800	5,450,412
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	3,545	3,408,092
Series 2020, Ref. RB	6.75%	11/15/2051	13,625	12,379,359
Series 2020, Ref. RB	6.88%	11/15/2055	4,000	3,650,851
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way (The)); Series 2024 A, RB	5.75%	12/01/2054	13,447	11,610,080
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project); Series 2024, Ref. RB	5.00%	10/01/2049	1,000	990,084
Texas (State of) Transportation Commission;
Series 2019, RB(f)	0.00%	08/01/2046	1,760	636,943
Series 2019, RB(f)	0.00%	08/01/2047	2,625	899,513
Series 2019, RB(f)	0.00%	08/01/2048	2,775	901,886
Series 2019, RB(f)	0.00%	08/01/2049	2,605	804,710
Series 2019, RB(f)	0.00%	08/01/2050	3,740	1,095,803
Series 2019, RB(f)	0.00%	08/01/2051	6,000	1,664,261
Series 2019, RB(f)	0.00%	08/01/2053	1,000	248,517
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Water Development Board;
Series 2022, RB(h)	4.80%	10/15/2052	$33,000	$33,696,858
Series 2022, RB(h)	5.00%	10/15/2057	3,500	3,604,531
Series 2023 A, RB	4.88%	10/15/2048	10,000	10,339,275
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(c)	5.50%	12/31/2058	10,000	10,430,385
Texas Transportation Finance Corp; Series 2025, RB(h)	5.50%	10/01/2055	16,250	17,800,365
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	55	54,700
Tuloso-Midway Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(h)	5.25%	08/15/2050	12,600	13,498,926
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	8,660	8,251,012
Walnut Creek Special Utility District; Series 2023, RB (INS - AGI)(i)	4.75%	01/10/2054	2,800	2,791,737
				607,698,774
Utah–2.10%
Auto Mall & Retail Public Infrastructure District; Series 2023 B, GO Bonds(a)	9.75%	03/15/2053	2,065	2,095,156
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(a)	4.00%	03/01/2051	3,900	3,220,024
Series 2021 B, GO Bonds(a)	7.38%	09/15/2051	5,500	5,084,858
Black Rock Mountain Resort Public Infrastructure District; Series 2025, RB(a)	5.88%	12/01/2054	4,250	4,402,494
Boulder Ridge Public Infrastructure District No. 1; Series 2025, GO Bonds(a)	7.50%	03/01/2055	1,800	1,786,118
Downtown East Streetcar Sewer Public Infrastructure District; Series 2022 B, GO Bonds(a)	9.00%	03/15/2053	1,239	1,239,399
Downtown Revitalization Public Infrastructure District;
Series 2025, RB (INS - AGI)(i)	5.50%	06/01/2050	4,500	4,883,635
Series 2025, RB (INS - AGI)(i)	5.50%	06/01/2055	10,000	10,786,791
Fiddlers Canyon Infrastructure Financing District (Fiddlers Canyon Assessment Area); Series 2024, RB(a)	5.63%	12/01/2053	2,800	2,691,800
Firefly Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(a)	6.63%	03/01/2054	2,375	2,447,837
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(a)	5.63%	12/01/2043	4,746	4,812,473
Jepson Canyon Public Infrastructure District No. 1;
Series 2022 A, GO Bonds(a)	5.13%	03/01/2051	3,280	2,629,646
Series 2022 B, GO Bonds(a)	8.00%	03/15/2051	579	533,002
Jordanelle Ridge Public Infrastructure District No. 2; Series 2025 B, GO Bonds(a)	7.88%	03/15/2055	2,400	2,452,282
Mida Cormont Public Infrastructure District;
Series 2025 A-1, GO Bonds(a)	6.25%	06/01/2055	1,000	1,053,754
Series 2025, GO Bonds(a)	8.50%	06/15/2055	1,500	1,543,693
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(a)	4.50%	08/01/2040	1,205	1,208,580
Series 2020 A, RB(a)	5.00%	08/01/2050	6,500	6,427,539
Series 2024-2, RB(a)	5.75%	06/15/2044	1,000	1,023,910
NS Public Infrastructure No. 2;
Series 2024 A-1, GO Bonds(a)	6.50%	03/01/2055	2,000	1,988,462
Series 2024 A-2, GO Bonds(k)	7.00%	03/01/2055	1,060	676,889
Series 2024 B, GO Bonds(a)	9.00%	03/15/2055	1,000	1,024,441
Olympia Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(a)	6.38%	03/01/2055	1,485	1,532,575
Oquirrh Point Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(a)	6.50%	03/01/2055	3,380	3,369,200
Series 2024 A-2, GO Bonds(a)(k)	7.00%	03/01/2055	1,615	969,534
Series 2024 B, GO Bonds(a)	9.00%	03/15/2055	881	888,037
Panorama Public Infrastructure District No. 1;
Series 2025 A, GO Bonds(a)	6.25%	03/01/2055	2,000	2,013,370
Series 2025 B, GO Bonds(a)	8.63%	03/15/2055	621	614,218
Point Phase 1 Public Infrastructure District No. 1;
Series 2025 A-1, RB	6.13%	03/01/2055	5,950	6,211,169
Series 2025 A-2, RB	6.63%	03/01/2055	1,000	805,366
Series 2025, RB	8.50%	03/15/2055	6,600	6,694,292
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(a)	4.38%	02/01/2051	1,100	872,579
Series 2021 B, GO Bonds(a)	7.38%	08/15/2051	600	512,321
Salt Lake City (City of), UT; Series 2017 A, RB(c)(h)(j)	5.00%	07/01/2047	15,000	15,054,900
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2021 A, RB(c)(h)(j)	5.00%	07/01/2051	$11,675	$11,799,543
Soleil Hills Public Infrastructure District No. 1; Series 2025, GO Bonds(a)	8.00%	03/15/2055	835	842,966
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah); Series 2022, RB(a)	5.00%	06/15/2052	9,640	8,159,851
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(a)	5.00%	06/15/2050	3,000	2,664,896
Utah (State of) Charter School Finance Authority (Scholar Academy); Series 2018 A, RB(a)(b)	6.00%	10/15/2028	4,195	4,023,754
Utah (State of) Charter School Finance Authority (Utah County Academy of Sciences);
Series 2018 A, RB(a)(b)	5.75%	07/15/2028	3,720	3,720,236
Series 2018, RB(a)	4.65%	07/15/2033	500	500,010
Wildwood (Cityof), Reserve Infrastructure Financing District; Series 2025, RB(a)	6.25%	12/01/2054	5,612	5,761,415
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(a)	7.00%	12/01/2042	5,630	4,627,556
Wood Ranch Public Infrastructure District; Series 2024, RB(a)	5.63%	12/01/2053	1,300	1,316,319
				146,966,890
Virgin Islands–0.11%
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(a)	6.00%	04/01/2053	7,550	7,767,201
Virginia–1.04%
Ballston Quarter Community Development Authority;
Series 2016 A-1, RB	5.50%	03/01/2046	4,430	4,438,819
Series 2016 A-2, RB(k)	7.13%	03/01/2059	10,634	9,789,586
Powhatan County Economic Development Authority; Series 2025, RB(a)	6.13%	09/01/2060	7,475	7,322,300
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	21,035	17,461,101
Series 2007 B-2, RB	5.20%	06/01/2046	3,000	2,604,621
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(c)	4.00%	01/01/2040	500	482,886
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(c)	5.00%	12/31/2052	9,150	8,899,248
Series 2017, RB(c)	5.00%	12/31/2056	8,000	7,707,591
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2044	1,960	1,929,492
Series 2023, RB	7.00%	09/01/2059	11,000	12,052,316
				72,687,960
Washington–1.65%
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(h)(j)	5.00%	07/01/2058	29,500	29,506,363
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(c)	5.63%	12/01/2040	3,500	3,575,848
Washington (State of) Health Care Facilities Authority; Series 2025 A, Ref. RB	5.00%	09/01/2045	2,750	2,868,947
Washington (State of) Housing Finance Commission;
Series 2025, RB (INS - BAM)(a)(i)	5.25%	07/01/2055	1,800	1,831,218
Series 2025, RB (INS - BAM)(a)(i)	5.25%	07/01/2064	22,185	22,418,346
Series 2025, Ref. RB	6.25%	01/01/2056	2,000	1,997,396
Series 2025, Ref. RB	6.25%	01/01/2061	6,600	6,544,664
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(a)	5.00%	07/01/2036	1,460	1,464,724
Series 2016 A, Ref. RB(a)	5.00%	07/01/2046	700	656,968
Series 2016 A, Ref. RB(a)	5.00%	07/01/2051	7,100	6,469,362
Series 2024, RB(a)	6.00%	07/01/2059	2,750	2,812,868
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(a)	5.00%	01/01/2031	1,500	1,513,219
Series 2016 A, Ref. RB(a)	5.00%	01/01/2046	8,700	8,245,823
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(a)	5.00%	01/01/2051	8,165	7,507,643
Washington (State of) Housing Finance Commission (Social Certificates);
Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	5,356	5,204,433
Series 2024-2, RB	4.08%	03/01/2050	11,458	11,240,336
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(a)	5.00%	07/01/2056	$2,260	$1,903,775
				115,761,933
West Virginia–1.42%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	2,950	2,953,058
Series 2013, Ref. RB(a)(d)	7.00%	06/01/2035	1,000	500,000
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(a)(d)(g)	5.75%	06/01/2042	14,980	10,576,578
Series 2019 B, Ref. RB(a)(d)(g)	7.50%	06/01/2042	5,285	3,746,733
Huntington (City of), WV (Downtown Project No. 3);
Series 2024 A, Ref. RB	5.00%	06/01/2039	365	368,671
Series 2024 A, Ref. RB	5.50%	06/01/2049	450	450,810
Huntington (City of), WV (Kinetic Park Project No. 3);
Series 2024, Ref. RB	5.13%	06/01/2039	445	452,986
Series 2024, Ref. RB	5.63%	05/01/2050	480	480,806
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB(a)	6.00%	06/01/2053	1,755	1,849,727
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(a)	5.75%	06/01/2043	7,000	7,076,465
Series 2020, Ref. RB(a)	7.50%	06/01/2043	12,965	13,645,695
Series 2021 A, Ref. RB(a)	4.13%	06/01/2043	2,770	2,455,343
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(a)(b)(c)	5.45%	03/27/2035	2,250	2,405,757
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC);
Series 2023, RB (Acquired 05/17/2023; Cost $20,000,000)(a)(c)(e)	9.50%	05/01/2043	20,000	18,000,000
Series 2025, RB (Acquired 02/14/2025; Cost $2,000,000)(a)(c)(e)	9.50%	05/01/2043	2,000	1,800,000
West Virginia (State of) Economic Development Authority (Empire South Terminal of West); Series 2023, RB(a)	8.50%	12/01/2043	16,000	13,078,323
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(c)(d)	7.25%	02/01/2036	10,965	1,096,500
Series 2018, RB(a)(c)(d)	8.75%	02/01/2036	4,500	1,350,000
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group);
Series 2023 B, RB	6.00%	09/01/2048	3,000	3,281,094
Series 2023 B, RB	6.00%	09/01/2053	13,000	14,131,021
				99,699,567
Wisconsin–6.65%
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGI)(f)(i)	0.00%	12/15/2055	51,755	12,307,199
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	8,385	8,866,473
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB (Acquired 08/30/2017-02/19/2021; Cost $5,852,565)(e)	5.00%	08/01/2037	5,820	3,955,010
Series 2017, Ref. RB (Acquired 09/05/2017-02/03/2021; Cost $2,360,368)(e)	5.00%	08/01/2039	2,355	1,535,549
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	3,950	3,978,499
Series 2019, Ref. RB	5.00%	11/01/2046	2,500	2,329,772
Series 2019, Ref. RB	5.00%	11/01/2054	10,000	8,963,391
Wisconsin (State of) Health & Educational Facilities Authority (Capitol Lakes, Inc.);
Series 2025 A, Ref. RB	6.00%	11/15/2045	2,000	1,974,327
Series 2025 A, Ref. RB	6.25%	11/15/2055	3,265	3,252,234
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,259,984
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority;
Series 2019, Ref. RB(a)	5.00%	09/01/2054	$1,360	$1,231,977
Series 2023 A, Ref. RB(a)	6.25%	10/01/2053	1,000	1,020,056
Series 2023 B, RB(a)(f)	0.00%	07/01/2062	17,585	14,068,000
Series 2023, RB(a)	6.88%	07/01/2053	1,350	1,373,159
Series 2023, RB(a)	7.00%	07/01/2058	1,000	1,017,524
Series 2023, RB	5.75%	07/01/2062	17,885	18,768,415
Series 2024, RB(a)	12.00%	05/16/2029	4,750	5,488,688
Series 2025 A, RB(a)	6.75%	12/01/2065	2,135	2,185,644
Series 2025, RB(a)(f)	0.00%	12/15/2032	5,250	3,396,841
Series 2025, RB(a)(f)	0.00%	12/15/2033	7,700	4,650,380
Series 2025, RB(a)(f)	0.00%	12/15/2039	5,650	2,308,612
Series 2025, RB(a)(f)	0.00%	12/15/2041	14,000	5,111,102
Series 2025, RB(a)	6.75%	07/01/2045	4,270	4,297,135
Series 2025, RB(a)	7.00%	07/01/2055	3,000	3,016,034
Series 2025, RB(a)	6.00%	06/01/2060	1,000	978,738
Series 2025, RB(c)	5.75%	06/30/2060	15,000	15,605,029
Series 2025, RB(c)	6.50%	06/30/2060	8,000	8,847,003
Series 2025, RB(c)	5.75%	12/31/2065	22,000	22,836,944
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(a)	6.25%	06/01/2052	7,500	7,444,591
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB (Acquired 12/01/2017-11/16/2020; Cost $3,537,989)(a)(d)(e)	6.25%	10/01/2031	3,475	347,500
Series 2017 A, RB (Acquired 12/01/2017-01/13/2021; Cost $25,904,213)(a)(d)(e)	6.85%	10/01/2047	25,735	2,573,500
Series 2017 A, RB (Acquired 12/06/2017-10/08/2019; Cost $1,304,321)(a)(d)(e)	7.00%	10/01/2047	1,250	125,000
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(a)(f)	0.00%	12/15/2038	21,000	9,681,290
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(a)	6.25%	08/01/2027	1,550	1,240,000
Series 2017, RB(a)	6.75%	08/01/2031	15,590	12,004,300
Wisconsin (State of) Public Finance Authority (Anthem/Freedom); Series 2025, RB(a)(f)	0.00%	12/15/2037	4,750	2,426,383
Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(a)	5.00%	06/15/2051	2,000	1,649,949
Series 2021 A, RB(a)	5.00%	06/15/2056	1,400	1,132,221
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(a)	5.13%	06/01/2048	10,500	9,680,275
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(f)	0.00%	02/01/2031	13,095	9,177,496
Wisconsin (State of) Public Finance Authority (Campus Real Estate Holdings); Series 2025, Ref. RB	5.50%	06/01/2055	600	612,686
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(a)	5.88%	06/15/2054	750	740,825
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(a)	5.00%	06/01/2050	2,660	2,280,548
Wisconsin (State of) Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(a)	5.75%	10/01/2053	5,600	5,672,890
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB (Acquired 04/03/2017; Cost $2,525,000)(a)(d)(e)	6.25%	11/01/2028	2,525	1,388,750
Series 2017 A, RB (Acquired 04/03/2017-01/13/2021; Cost $34,467,094)(a)(d)(e)	6.85%	11/01/2046	34,350	18,892,500
Series 2017 B, RB (Acquired 01/23/2018; Cost $8,349,668)(a)(d)(e)	8.50%	11/01/2046	8,000	4,000
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2018 A, RB(a)	6.13%	02/01/2048	6,620	6,552,755
Series 2020 A, RB(a)	6.13%	02/01/2050	3,305	3,252,876
Series 2022 A, RB(a)	6.13%	02/01/2050	3,580	3,519,160
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	3,593	3,592,022
Series 2019 A, RB	5.75%	12/01/2048	6,863	6,862,565
Wisconsin (State of) Public Finance Authority (Grand Hyatt San Antonio); Series 2022 B, RB(a)	5.63%	02/01/2046	3,500	3,587,508
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(a)(f)	0.00%	09/01/2029	1,875	1,427,374
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(a)	5.25%	06/15/2049	5,775	5,311,281
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(a)	6.25%	01/01/2038	11,000	4,950,000
Series 2018 A-1, RB(a)	6.38%	01/01/2048	16,520	7,434,000
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(a)	5.25%	05/15/2047	$2,240	$2,176,620
Series 2017 A, Ref. RB(a)	5.25%	05/15/2052	2,300	2,185,310
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus); Series 2024, RB(a)	5.00%	12/15/2054	6,725	6,140,582
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(a)	5.00%	06/01/2041	3,450	3,506,247
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(c)	7.25%	06/01/2035	11,065	11,659,452
Series 2017, Ref. RB(a)(c)	7.13%	06/01/2041	9,840	10,247,404
Wisconsin (State of) Public Finance Authority (Milo Farms Project); Series 2025, RB(a)(f)	0.00%	12/15/2039	26,132	9,199,036
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.); Series 2021 A, Ref. RB	5.00%	07/01/2041	7,415	6,846,401
Wisconsin (State of) Public Finance Authority (Oakwood Estates and Stonebrooke); Series 2024, RB(a)(f)	0.00%	12/15/2030	4,740	3,551,475
Wisconsin (State of) Public Finance Authority (Pinecrest Academy of Nevada - Sloan Canyon Campus); Series 2024, Ref. RB(a)	4.50%	07/15/2053	1,000	856,813
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	17,025	17,445,252
Series 2018 A, RB	5.35%	12/01/2045	33,765	34,157,646
Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(a)	6.50%	01/01/2041	10,000	7,370,403
Series 2021 A, RB(a)	6.85%	01/01/2051	11,110	7,614,460
Wisconsin (State of) Public Finance Authority (Quality Education Academy);
Series 2023, RB(a)	6.25%	07/15/2053	160	164,319
Series 2023, RB(a)	6.50%	07/15/2063	1,675	1,732,807
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	5,000	4,999,947
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(a)	5.00%	10/01/2053	8,350	7,817,306
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(a)(f)	0.00%	12/15/2034	4,250	2,485,478
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy);
Series 2022 A, RB(a)	5.00%	06/15/2052	1,000	927,359
Series 2022, RB(a)	5.00%	06/15/2062	9,000	8,113,335
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	4.00%	10/01/2049	1,250	1,141,497
Wisconsin (State of) Public Finance Authority (WFCS Portfolio);
Series 2021 A-1, RB(a)	5.00%	01/01/2056	3,820	3,225,905
Series 2021, RB(a)(f)	0.00%	01/01/2061	42,600	3,550,689
Wisconsin (State of) Public Finance Authority (WhiteStone);
Series 2017, Ref. RB(a)	5.00%	03/01/2052	2,300	2,013,619
Series 2020, RB(a)	5.25%	03/01/2055	6,000	5,403,965
				465,721,291
Total Municipal Obligations (Cost $7,785,190,385)				7,506,774,243
			Shares
Exchange-Traded Funds–0.39%
Invesco Intermediate Municipal ETF(q)			206,313	10,672,572
Invesco Rochester High Yield Municipal ETF(q)			323,839	16,465,464
Total Exchange-Traded Funds (Cost $27,041,898)				27,138,036
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.20%
Texas–0.20%
AM BidCo Holdings LLC (Cost $14,199,866)(g)	3.86%	10/21/2027	$14,200	14,199,866
			Shares
Common Stocks & Other Equity Interests–0.11%
BL Train Holdings West LLC; Wts. expiring 12/01/2025(g)			294,270	0
AM BidCo Holdings LLC(g)			799	7,988,100
Total Common Stocks & Other Equity Interests (Cost $7,988,100)				7,988,100
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Shares	Value

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $16)(g)	306,528	$0
TOTAL INVESTMENTS IN SECURITIES(r)–107.83% (Cost $7,834,420,265)		7,556,100,245
FLOATING RATE NOTE OBLIGATIONS–(10.63)%
Notes with interest and fee rates ranging from 3.31% to 3.52% at 11/30/2025 and contractual maturities of collateral ranging from 08/01/2030 to 11/01/2059(s)		(744,815,000)
OTHER ASSETS LESS LIABILITIES–2.80%		195,813,199
NET ASSETS–100.00%		$7,007,098,444
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $1,756,756,237, which represented 25.07% of the Fund’s Net Assets.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to the alternative minimum tax.
(d)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $180,287,067, which represented 2.57% of the Fund’s Net Assets.

(e)	Restricted security. The aggregate value of these securities at November 30, 2025 was $210,849,650, which represented 3.01% of the Fund’s Net Assets.
(f)	Zero coupon bond issued at a discount.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Underlying security related to TOB Trusts entered into by the Fund.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $265,834,745. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2025.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Intermediate Municipal ETF	$-	$10,597,192	$-	$75,380	$-	$10,672,572	$61,151
Invesco Rochester High Yield Municipal ETF	877,166	15,572,096	-	16,202	-	16,465,464	164,679
Total	$877,166	$26,169,288	$-	$91,582	$-	$27,138,036	$225,830

(r)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2025. At November 30,
2025, the Fund’s investments with a value of $1,047,309,269 are held by TOB Trusts and serve as collateral for the $744,815,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	704	March-2026	$(79,794,000)	$(500,500)	$(500,500)

(a)	Futures contracts collateralized by $1,320,000 cash held with Goldman Sachs International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$7,482,791,476	$23,982,767	$7,506,774,243
Exchange-Traded Funds	27,138,036	—	—	27,138,036
U.S. Dollar Denominated Bonds & Notes	—	—	14,199,866	14,199,866
Common Stocks & Other Equity Interests	—	—	7,988,100	7,988,100
Preferred Stocks	—	—	0	0
Total Investments in Securities	27,138,036	7,482,791,476	46,170,733	7,556,100,245
Other Investments - Assets*
Investments Matured	—	44,697,742	936,743	45,634,485
Other Investments - Liabilities*
Futures Contracts	(500,500)	—	—	(500,500)
Total Other Investments	(500,500)	44,697,742	936,743	45,133,985
Total Investments	$26,637,536	$7,527,489,218	$47,107,476	$7,601,234,230

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
Invesco High Yield Municipal Fund